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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA 02110

(Address of principal executive offices) (Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (800) 345-6611

Date of fiscal year end:    May 31

Date of reporting period:    August 31, 2017

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Dividend Opportunity Fund, August 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 95.8%
Issuer	Shares	Value ($)
Consumer Discretionary 5.1%
Hotels, Restaurants & Leisure 1.1%
Las Vegas Sands Corp.	693,929	43,169,323
Household Durables 1.2%
Whirlpool Corp.	257,328	44,162,631
Media 0.4%
ProSiebenSat.1 Media AG	392,758	13,175,814
Multiline Retail 2.4%
Kohl’s Corp.	752,338	29,928,006
Target Corp.	1,112,069	60,641,122
Total		90,569,128
Total Consumer Discretionary		191,076,896
Consumer Staples 13.6%
Household Products 1.2%
Procter & Gamble Co. (The)	510,979	47,148,032
Tobacco 12.4%
Altria Group, Inc.	1,465,048	92,884,043
Imperial Brands PLC	2,717,147	112,450,995
Philip Morris International, Inc.	2,241,798	262,133,440
Total		467,468,478
Total Consumer Staples		514,616,510
Energy 17.5%
Energy Equipment & Services 0.9%
Baker Hughes, Inc.	985,205	33,398,449
Oil, Gas & Consumable Fuels 16.6%
BP PLC, ADR	2,466,552	85,663,351
Chevron Corp.	1,365,254	146,928,636
Enbridge, Inc.	291,537	11,658,565
ENI SpA	2,510,033	39,352,888
Exxon Mobil Corp.	715,170	54,588,926
Occidental Petroleum Corp.	1,883,276	112,431,577
Royal Dutch Shell PLC, Class A	2,156,206	59,304,831
Total SA	1,105,698	57,185,738
Valero Energy Corp.	900,716	61,338,760
Total		628,453,272
Total Energy		661,851,721
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 5.6%
Banks 3.4%
Bank of America Corp.	1,833,470	43,801,599
Enbridge Energy Management LLC(a),(b)	0	17
JPMorgan Chase & Co.	710,408	64,568,983
PacWest Bancorp	434,194	19,603,859
Total		127,974,458
Capital Markets 1.0%
Morgan Stanley	828,800	37,710,400
Insurance 1.2%
Prudential Financial, Inc.	440,103	44,925,714
Total Financials		210,610,572
Health Care 11.0%
Biotechnology 1.2%
AbbVie, Inc.	598,292	45,051,388
Pharmaceuticals 9.8%
GlaxoSmithKline PLC	2,793,730	55,398,824
Johnson & Johnson	429,129	56,803,806
Merck & Co., Inc.	1,783,058	113,866,084
Pfizer, Inc.	3,304,621	112,092,744
Sanofi	206,817	20,105,136
Teva Pharmaceutical Industries Ltd., ADR	883,370	14,010,248
Total		372,276,842
Total Health Care		417,328,230
Industrials 2.6%
Aerospace & Defense 1.0%
BAE Systems PLC	2,463,491	19,352,167
Lockheed Martin Corp.	58,484	17,860,429
Total		37,212,596
Airlines —%
American Airlines Group, Inc.	36,291	1,623,659
Industrial Conglomerates 0.5%
Siemens AG, Registered Shares	144,052	18,829,251
Road & Rail 1.1%
Kansas City Southern	407,765	42,175,134
Total Industrials		99,840,640

Columbia Dividend Opportunity Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 13.7%
Communications Equipment 4.7%
Cisco Systems, Inc.	4,259,643	137,203,101
Nokia OYJ	6,371,290	39,478,397
Total		176,681,498
IT Services 1.0%
International Business Machines Corp.	255,437	36,535,154
Semiconductors & Semiconductor Equipment 5.2%
Intel Corp.	4,512,788	158,263,475
QUALCOMM, Inc.	740,714	38,717,121
Total		196,980,596
Software 2.8%
Microsoft Corp.	1,287,103	96,236,691
Oracle Corp.	241,589	12,159,175
Total		108,395,866
Total Information Technology		518,593,114
Materials 6.2%
Chemicals 4.1%
CF Industries Holdings, Inc.	588,358	17,056,498
Dow Chemical Co. (The)	1,543,166	102,852,014
Eastman Chemical Co.	181,914	15,680,987
LyondellBasell Industries NV, Class A	215,399	19,512,995
Total		155,102,494
Containers & Packaging 1.8%
Graphic Packaging Holding Co.	1,284,548	16,763,351
International Paper Co.	778,295	41,926,752
WestRock Co.	170,335	9,693,765
Total		68,383,868
Metals & Mining 0.3%
United States Steel Corp.	433,198	11,527,399
Total Materials		235,013,761
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 9.9%
Diversified Telecommunication Services 8.6%
AT&T, Inc.	4,801,959	179,881,384
BCE, Inc.	806,450	38,354,762
CenturyLink, Inc.	2,161,545	42,625,668
Orange SA	1,639,453	27,860,345
Verizon Communications, Inc.	752,801	36,111,864
Total		324,834,023
Wireless Telecommunication Services 1.3%
Vodafone Group PLC	3,677,696	10,528,967
Vodafone Group PLC, ADR	1,369,736	39,763,436
Total		50,292,403
Total Telecommunication Services		375,126,426
Utilities 10.6%
Electric Utilities 8.1%
American Electric Power Co., Inc.	630,995	46,460,162
Duke Energy Corp.	731,404	63,851,569
Entergy Corp.	393,702	31,169,387
Exelon Corp.	975,309	36,934,952
PPL Corp.	1,211,422	47,536,199
Scottish & Southern Energy PLC	1,089,295	20,072,095
Xcel Energy, Inc.	1,216,045	60,194,228
Total		306,218,592
Multi-Utilities 2.5%
Ameren Corp.	645,844	38,744,182
DTE Energy Co.	261,396	29,359,999
Veolia Environnement SA	1,158,849	27,190,981
Total		95,295,162
Total Utilities		401,513,754
Total Common Stocks (Cost $3,136,956,308)		3,625,571,624

Equity-Linked Notes 2.9%
Issuer	Coupon Rate	Shares	Value ($)
Deutsche Bank AG(c)
(linked to common stock of Graphic Packaging Holding Co.)
11/06/2017	6.580%	1,275,240	16,467,287
Goldman Sachs International(c)
(linked to common stock of Devon Energy Corp.)
10/18/2017	14.900%	785,316	24,498,279

2	Columbia Dividend Opportunity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, August 31, 2017 (Unaudited)
Equity-Linked Notes (continued)
Issuer	Coupon Rate	Shares	Value ($)
(linked to common stock of Nordstrom, Inc.)
09/05/2017	13.900%	494,170	21,812,434
(linked to common stock of United Continental Holdings, Inc.)
09/05/2017	10.560%	255,015	15,740,725
JPMorgan Chase & Co.(c)
(linked to Class B Shares of Telefonaktiebolaget LM Ericsson)
10/24/2017	7.990%	5,229,462	29,380,812
Total Equity-Linked Notes (Cost $121,777,922)			107,899,537
Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.146%(d),(e)	38,347,510	38,347,510
Total Money Market Funds (Cost $38,347,049)		38,347,510
Total Investments (Cost: $3,297,081,279)		3,771,818,671
Other Assets & Liabilities, Net		12,408,983
Net Assets		3,784,227,654

Notes to Portfolio of Investments
(a)	Represents fractional shares.
(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At August 31, 2017, the value of these securities amounted to $107,899,537, which represents 2.85% of net assets.
(d)	The rate shown is the seven-day current annualized yield at August 31, 2017.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.146%	33,594,214	422,694,729	(417,941,433)	38,347,510	(1,382)	374	134,592	38,347,510
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Columbia Dividend Opportunity Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, August 31, 2017 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	177,901,082	13,175,814	—	—	191,076,896
Consumer Staples	402,165,515	112,450,995	—	—	514,616,510
Energy	506,008,264	155,843,457	—	—	661,851,721
Financials	210,610,555	17	—	—	210,610,572
Health Care	341,824,270	75,503,960	—	—	417,328,230
Industrials	61,659,222	38,181,418	—	—	99,840,640
Information Technology	479,114,717	39,478,397	—	—	518,593,114
Materials	235,013,761	—	—	—	235,013,761
Telecommunication Services	336,737,114	38,389,312	—	—	375,126,426
Utilities	354,250,678	47,263,076	—	—	401,513,754
Total Common Stocks	3,105,285,178	520,286,446	—	—	3,625,571,624
Equity-Linked Notes	—	107,899,537	—	—	107,899,537
Money Market Funds	—	—	—	38,347,510	38,347,510
Total Investments	3,105,285,178	628,185,983	—	38,347,510	3,771,818,671
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
4	Columbia Dividend Opportunity Fund | Quarterly Report 2017

Portfolio of Investments
Columbia High Yield Bond Fund, August 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes 92.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.3%
Bombardier, Inc.(a)
12/01/2021	8.750%	4,392,000	4,989,541
TransDigm, Inc.
05/15/2025	6.500%	6,569,000	6,761,859
06/15/2026	6.375%	14,708,000	15,129,237
Total			26,880,637
Automotive 1.1%
Gates Global LLC/Co.(a)
07/15/2022	6.000%	9,862,000	10,119,655
IHO Verwaltungs GmbH PIK(a)
09/15/2023	4.500%	5,052,000	5,127,426
09/15/2026	4.750%	2,599,000	2,612,845
ZF North America Capital, Inc.(a)
04/29/2022	4.500%	3,321,000	3,502,908
Total			21,362,834
Banking 0.6%
Ally Financial, Inc.
02/13/2022	4.125%	950,000	975,185
05/19/2022	4.625%	10,106,000	10,520,336
09/30/2024	5.125%	651,000	700,730
Total			12,196,251
Brokerage/Asset Managers/Exchanges 0.3%
NFP Corp.(a)
07/15/2025	6.875%	4,248,000	4,318,032
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	1,399,000	1,451,439
Total			5,769,471
Building Materials 1.5%
Allegion PLC
09/15/2023	5.875%	4,557,000	4,881,919
American Builders & Contractors Supply Co., Inc.(a)
04/15/2021	5.625%	2,685,000	2,759,017
12/15/2023	5.750%	5,745,000	6,069,374
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	3,751,000	3,974,031
CD&R Waterworks Merger Sub LLC(a)
08/15/2025	6.125%	2,180,000	2,222,950
Gibraltar Industries, Inc.
02/01/2021	6.250%	1,557,000	1,602,855
HD Supply, Inc.(a)
04/15/2024	5.750%	2,829,000	3,035,095
NCI Building Systems, Inc.(a)
01/15/2023	8.250%	1,950,000	2,089,357
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Concrete, Inc.
06/01/2024	6.375%	2,929,000	3,158,262
Total			29,792,860
Cable and Satellite 9.5%
Altice US Finance I Corp.(a)
07/15/2023	5.375%	3,297,000	3,438,609
05/15/2026	5.500%	8,861,000	9,364,526
CCO Holdings LLC/Capital Corp.(a)
04/01/2024	5.875%	8,833,000	9,399,310
05/01/2025	5.375%	8,876,000	9,255,094
02/15/2026	5.750%	3,324,000	3,517,806
05/01/2026	5.500%	3,194,000	3,328,525
05/01/2027	5.875%	1,954,000	2,072,065
Cequel Communications Holdings I LLC/Capital Corp.(a)
09/15/2020	6.375%	3,196,000	3,273,688
12/15/2021	5.125%	3,721,000	3,791,777
12/15/2021	5.125%	2,020,000	2,057,136
07/15/2025	7.750%	4,726,000	5,219,829
CSC Holdings LLC(a)
01/15/2023	10.125%	2,507,000	2,902,284
10/15/2025	6.625%	8,693,000	9,514,384
10/15/2025	10.875%	13,379,000	16,453,146
04/15/2027	5.500%	1,856,000	1,933,696
DISH DBS Corp.
11/15/2024	5.875%	6,100,000	6,575,397
07/01/2026	7.750%	18,729,000	22,016,370
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2025	6.625%	2,221,000	2,200,602
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	4,890,000	5,166,339
07/15/2026	5.375%	3,128,000	3,283,218
08/01/2027	5.000%	5,815,000	5,972,860
Unitymedia GmbH(a)
01/15/2025	6.125%	5,625,000	6,029,589
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	8,729,000	9,178,474
Videotron Ltd.(a)
04/15/2027	5.125%	4,995,000	5,146,029
Virgin Media Finance PLC(a)
10/15/2024	6.000%	1,618,000	1,697,271
01/15/2025	5.750%	10,643,000	10,974,168
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	6,495,000	6,760,658
08/15/2026	5.500%	4,077,000	4,299,237
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	4,224,000	4,320,206
Ziggo Secured Finance BV(a)
01/15/2027	5.500%	10,835,000	11,172,597
Total			190,314,890

Columbia High Yield Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 3.1%
Angus Chemical Co.(a)
02/15/2023	8.750%	4,470,000	4,566,820
Atotech USA, Inc.(a)
02/01/2025	6.250%	5,681,000	5,815,935
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	3,649,000	3,729,595
Chemours Co. (The)
05/15/2023	6.625%	5,213,000	5,546,882
05/15/2025	7.000%	5,481,000	6,046,108
05/15/2027	5.375%	1,441,000	1,501,627
Eco Services Operations LLC/Finance Corp.(a)
11/01/2022	8.500%	4,348,000	4,561,761
INEOS Group Holdings SA(a)
08/01/2024	5.625%	5,748,000	5,921,182
Koppers, Inc.(a)
02/15/2025	6.000%	3,756,000	3,985,030
Platform Specialty Products Corp.(a)
05/01/2021	10.375%	4,762,000	5,216,261
02/01/2022	6.500%	2,322,000	2,409,950
PQ Corp.(a)
11/15/2022	6.750%	7,780,000	8,418,808
SPCM SA(a)
09/15/2025	4.875%	3,211,000	3,301,621
Venator Finance SARL/Materials LLC(a)
07/15/2025	5.750%	942,000	963,285
Total			61,984,865
Construction Machinery 1.5%
Ashtead Capital, Inc.(a)
08/15/2025	4.125%	1,867,000	1,914,003
08/15/2027	4.375%	5,254,000	5,360,073
H&E Equipment Services, Inc.(a)
09/01/2025	5.625%	1,910,000	1,971,722
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	2,923,000	3,025,960
United Rentals North America, Inc.
09/15/2026	5.875%	7,949,000	8,661,350
05/15/2027	5.500%	5,399,000	5,722,773
01/15/2028	4.875%	3,449,000	3,478,861
Total			30,134,742
Consumer Cyclical Services 2.3%
APX Group, Inc.
12/01/2020	8.750%	9,107,000	9,372,433
12/01/2022	7.875%	10,617,000	11,534,213
APX Group, Inc.(a)
09/01/2023	7.625%	8,632,000	8,747,617
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IHS Markit Ltd.(a)
11/01/2022	5.000%	5,579,000	6,007,517
02/15/2025	4.750%	4,113,000	4,374,550
Interval Acquisition Corp.
04/15/2023	5.625%	6,798,000	7,025,427
Total			47,061,757
Consumer Products 1.8%
American Greetings Corp.(a)
02/15/2025	7.875%	671,000	727,340
Prestige Brands, Inc.(a)
03/01/2024	6.375%	4,694,000	5,024,664
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	6,237,000	6,696,399
12/15/2026	5.250%	1,599,000	1,681,793
Spectrum Brands, Inc.
07/15/2025	5.750%	6,458,000	6,878,403
Springs Industries, Inc.
06/01/2021	6.250%	6,532,000	6,733,852
Tempur Sealy International, Inc.
10/15/2023	5.625%	2,887,000	3,007,677
Valvoline, Inc.(a)
07/15/2024	5.500%	686,000	728,623
08/15/2025	4.375%	4,212,000	4,256,714
Total			35,735,465
Diversified Manufacturing 0.7%
Entegris, Inc.(a)
04/01/2022	6.000%	5,733,000	5,982,649
SPX FLOW, Inc.(a)
08/15/2024	5.625%	1,294,000	1,345,544
08/15/2026	5.875%	1,983,000	2,074,387
Welbilt, Inc.
02/15/2024	9.500%	1,206,000	1,396,285
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	2,565,000	2,877,673
Total			13,676,538
Electric 2.5%
AES Corp.
09/01/2027	5.125%	1,885,000	1,916,365
AES Corp. (The)
05/15/2026	6.000%	4,759,000	5,091,611
Calpine Corp.
02/01/2024	5.500%	3,320,000	3,080,532
01/15/2025	5.750%	2,091,000	1,923,944
Dynegy, Inc.
11/01/2024	7.625%	4,350,000	4,487,712

2	Columbia High Yield Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dynegy, Inc.(a)
01/30/2026	8.125%	1,338,000	1,379,398
NRG Energy, Inc.
05/01/2024	6.250%	1,084,000	1,124,487
05/15/2026	7.250%	1,005,000	1,081,265
01/15/2027	6.625%	5,409,000	5,693,724
NRG Yield Operating LLC
08/15/2024	5.375%	11,163,000	11,672,156
09/15/2026	5.000%	2,836,000	2,901,582
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	8,828,000	9,238,255
Total			49,591,031
Finance Companies 3.0%
Aircastle Ltd.
02/15/2022	5.500%	6,107,000	6,655,079
04/01/2023	5.000%	767,000	816,818
iStar, Inc.
04/01/2022	6.000%	5,934,000	6,099,357
Navient Corp.
03/25/2020	8.000%	681,000	752,510
07/26/2021	6.625%	3,372,000	3,597,091
01/25/2022	7.250%	2,868,000	3,130,465
06/15/2022	6.500%	3,348,000	3,536,325
01/25/2023	5.500%	2,877,000	2,906,648
10/25/2024	5.875%	3,168,000	3,203,817
OneMain Financial Holdings LLC(a)
12/15/2019	6.750%	3,018,000	3,153,816
12/15/2021	7.250%	6,241,000	6,534,065
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	2,135,000	2,223,257
02/15/2024	5.500%	750,000	780,055
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	3,246,000	3,368,017
Quicken Loans, Inc.(a)
05/01/2025	5.750%	7,107,000	7,428,336
Springleaf Finance Corp.
05/15/2022	6.125%	4,824,000	5,078,114
Total			59,263,770
Food and Beverage 2.7%
B&G Foods, Inc.
04/01/2025	5.250%	5,921,000	6,073,590
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	6,302,000	6,870,636
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	4,324,000	4,417,027
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	2,055,000	2,126,064
11/01/2026	4.875%	5,921,000	6,142,510
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	2,863,000	3,053,089
Post Holdings, Inc.(a)
03/01/2025	5.500%	2,369,000	2,459,252
08/15/2026	5.000%	5,309,000	5,311,670
03/01/2027	5.750%	17,390,000	18,077,601
Total			54,531,439
Gaming 4.8%
Boyd Gaming Corp.
05/15/2023	6.875%	5,088,000	5,477,578
04/01/2026	6.375%	1,773,000	1,932,520
Eldorado Resorts, Inc.
04/01/2025	6.000%	2,161,000	2,289,761
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	2,995,000	3,252,888
International Game Technology PLC(a)
02/15/2022	6.250%	5,709,000	6,293,031
02/15/2025	6.500%	7,349,000	8,242,102
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	6,309,000	6,574,975
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	2,126,000	2,307,469
09/01/2026	4.500%	2,156,000	2,186,488
MGM Resorts International
12/15/2021	6.625%	6,129,000	6,902,394
03/15/2023	6.000%	4,095,000	4,522,149
09/01/2026	4.625%	4,763,000	4,850,392
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	5,209,000	5,410,864
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	1,283,000	1,301,591
Scientific Games International, Inc.(a)
01/01/2022	7.000%	13,815,000	14,729,097
Scientific Games International, Inc.
12/01/2022	10.000%	9,540,000	10,583,447
Seminole Tribe of Florida, Inc.(a)
10/01/2020	7.804%	1,735,000	1,782,765
Tunica-Biloxi Gaming Authority(a),(b)
11/15/2016	0.000%	8,862,000	3,367,560
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	1,850,000	1,934,663
05/15/2027	5.250%	3,109,000	3,137,671
Total			97,079,405

Columbia High Yield Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 7.3%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	1,334,000	1,379,880
02/15/2023	5.625%	1,718,000	1,790,709
03/01/2024	6.500%	4,887,000	5,262,776
Amsurg Corp.
07/15/2022	5.625%	3,850,000	4,025,903
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	5,829,000	5,996,141
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	6,703,000	5,562,116
03/31/2023	6.250%	10,538,000	10,626,877
DaVita, Inc.
07/15/2024	5.125%	1,000,000	1,019,197
Envision Healthcare Corp.(a)
12/01/2024	6.250%	1,641,000	1,766,509
HCA, Inc.
02/15/2022	7.500%	7,598,000	8,764,551
02/01/2025	5.375%	9,938,000	10,487,522
04/15/2025	5.250%	6,176,000	6,659,328
06/15/2026	5.250%	6,707,000	7,206,524
02/15/2027	4.500%	5,819,000	5,924,690
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	5,039,000	5,152,972
MEDNAX, Inc.(a)
12/01/2023	5.250%	4,223,000	4,394,602
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	9,307,000	10,008,012
PAREXEL International Corp.(a)
09/01/2025	6.375%	1,702,000	1,701,343
Quintiles IMS, Inc.(a)
05/15/2023	4.875%	4,158,000	4,323,102
10/15/2026	5.000%	668,000	699,514
SP Finco LLC(a)
07/01/2025	6.750%	3,876,000	3,649,870
Sterigenics-Nordion Holdings LLC(a)
05/15/2023	6.500%	4,921,000	5,083,142
Team Health Holdings, Inc.(a)
02/01/2025	6.375%	4,025,000	3,882,970
Tenet Healthcare Corp.
04/01/2021	4.500%	9,225,000	9,415,819
04/01/2022	8.125%	3,997,000	4,195,023
06/15/2023	6.750%	1,881,000	1,869,592
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.(a)
01/01/2022	7.500%	280,000	302,365
07/15/2024	4.625%	6,373,000	6,382,222
05/01/2025	5.125%	5,257,000	5,287,433
08/01/2025	7.000%	3,882,000	3,807,652
Total			146,628,356
Healthcare Insurance 1.2%
Centene Corp.
05/15/2022	4.750%	2,365,000	2,479,485
02/15/2024	6.125%	2,588,000	2,785,627
01/15/2025	4.750%	7,106,000	7,403,216
Molina Healthcare, Inc.
11/15/2022	5.375%	1,123,000	1,174,226
Molina Healthcare, Inc.(a)
06/15/2025	4.875%	2,076,000	2,038,333
WellCare Health Plans, Inc.
04/01/2025	5.250%	6,941,000	7,265,943
Total			23,146,830
Home Construction 1.4%
CalAtlantic Group, Inc.
11/15/2024	5.875%	5,630,000	6,111,584
06/01/2026	5.250%	870,000	897,956
06/15/2027	5.000%	1,578,000	1,579,450
Lennar Corp.
04/30/2024	4.500%	5,452,000	5,631,294
Meritage Homes Corp.
04/01/2022	7.000%	3,328,000	3,775,849
06/01/2025	6.000%	1,948,000	2,095,203
Meritage Homes Corp.(a)
06/06/2027	5.125%	2,051,000	2,045,327
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	2,300,000	2,439,410
03/01/2024	5.625%	2,745,000	2,896,645
Total			27,472,718
Independent Energy 6.4%
Callon Petroleum Co.
10/01/2024	6.125%	2,482,000	2,525,405
10/01/2024	6.125%	1,610,000	1,660,218
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	6,912,000	6,712,001
Continental Resources, Inc.
04/15/2023	4.500%	2,564,000	2,541,319
06/01/2024	3.800%	3,837,000	3,580,880
CrownRock LP/Finance, Inc.(a)
04/15/2021	7.125%	822,000	839,767
02/15/2023	7.750%	8,690,000	9,190,040

4	Columbia High Yield Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diamondback Energy, Inc.
11/01/2024	4.750%	1,501,000	1,507,070
05/31/2025	5.375%	8,048,000	8,280,708
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	3,322,000	3,338,603
Extraction Oil & Gas, Inc./Finance Corp.(a)
07/15/2021	7.875%	4,002,000	4,129,200
Halcon Resources Corp.(a)
02/15/2025	6.750%	2,496,000	2,511,680
Laredo Petroleum, Inc.
01/15/2022	5.625%	1,916,000	1,911,026
05/01/2022	7.375%	1,112,000	1,143,858
03/15/2023	6.250%	11,925,000	12,188,531
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	3,073,000	3,198,922
01/15/2025	5.375%	6,852,000	6,878,757
08/15/2025	5.250%	6,493,000	6,495,532
PDC Energy, Inc.(a)
09/15/2024	6.125%	6,621,000	6,791,689
Range Resources Corp.(a)
03/15/2023	5.000%	3,270,000	3,203,328
RSP Permian, Inc.(a)
01/15/2025	5.250%	9,507,000	9,547,624
SM Energy Co.
06/01/2025	5.625%	1,555,000	1,412,725
09/15/2026	6.750%	9,449,000	8,918,788
WPX Energy, Inc.
01/15/2022	6.000%	16,631,000	17,107,877
09/15/2024	5.250%	2,680,000	2,633,449
Total			128,248,997
Leisure 0.6%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(a)
04/15/2027	5.375%	6,144,000	6,452,527
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	3,002,000	3,063,163
LTF Merger Sub, Inc.(a)
06/15/2023	8.500%	2,684,000	2,849,527
Total			12,365,217
Lodging 0.6%
Hilton Domestic Operating Co., Inc.
09/01/2024	4.250%	2,839,000	2,896,348
Hilton Grand Vacations Borrower LLC/Inc.(a)
12/01/2024	6.125%	429,000	470,076
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Playa Resorts Holding BV(a)
08/15/2020	8.000%	7,667,000	7,999,288
Total			11,365,712
Media and Entertainment 2.9%
AMC Networks, Inc.
04/01/2024	5.000%	2,987,000	3,082,214
iHeartCommunications, Inc.
03/01/2021	9.000%	6,550,000	4,807,798
Match Group, Inc.
06/01/2024	6.375%	5,138,000	5,589,060
MDC Partners, Inc.(a)
05/01/2024	6.500%	5,698,000	5,690,342
Netflix, Inc.
02/15/2025	5.875%	4,575,000	4,960,590
Netflix, Inc.(a)
11/15/2026	4.375%	13,190,000	12,860,909
Nielsen Luxembourg SARL(a)
02/01/2025	5.000%	6,219,000	6,409,258
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	9,717,000	10,125,201
Univision Communications, Inc.(a)
02/15/2025	5.125%	3,979,000	3,993,623
Total			57,518,995
Metals and Mining 4.2%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	2,114,000	2,319,610
09/30/2026	7.000%	1,675,000	1,865,389
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	4,341,000	4,540,738
Constellium NV(a)
05/15/2024	5.750%	9,646,000	9,818,422
03/01/2025	6.625%	3,870,000	4,042,234
Freeport-McMoRan, Inc.
03/01/2022	3.550%	1,917,000	1,886,242
03/15/2023	3.875%	3,807,000	3,762,226
11/14/2024	4.550%	12,308,000	12,298,338
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	3,139,000	3,383,908
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	1,319,000	1,420,066
01/15/2025	7.625%	5,151,000	5,670,978
Novelis Corp.(a)
08/15/2024	6.250%	3,844,000	4,050,634
09/30/2026	5.875%	9,483,000	9,853,605

Columbia High Yield Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teck Resources Ltd.
07/15/2041	6.250%	17,198,000	18,913,552
Total			83,825,942
Midstream 5.5%
Andeavor Logistics LP/Tesoro Finance Corp.
10/15/2019	5.500%	1,319,000	1,385,459
10/15/2022	6.250%	6,548,000	6,920,902
05/01/2024	6.375%	2,648,000	2,869,738
01/15/2025	5.250%	11,073,000	11,753,558
Cheniere Corpus Christi Holdings LLC(a)
06/30/2027	5.125%	4,656,000	4,812,274
Delek Logistics Partners LP(a)
05/15/2025	6.750%	4,005,000	4,034,601
Energy Transfer Equity LP
06/01/2027	5.500%	18,799,000	20,040,881
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	4,000,000	4,150,268
NGPL PipeCo LLC(a)
08/15/2022	4.375%	1,817,000	1,867,673
08/15/2027	4.875%	4,947,000	5,105,081
NuStar Logistics LP
04/28/2027	5.625%	6,691,000	7,102,028
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	1,809,000	1,828,564
Targa Resources Partners LP/Finance Corp.
05/01/2023	5.250%	256,000	261,513
11/15/2023	4.250%	3,192,000	3,155,404
03/15/2024	6.750%	6,929,000	7,493,201
Targa Resources Partners LP/Finance Corp.(a)
02/01/2027	5.375%	8,635,000	8,929,341
Williams Companies, Inc. (The)
01/15/2023	3.700%	5,164,000	5,118,639
06/24/2024	4.550%	13,588,000	13,894,192
Total			110,723,317
Oil Field Services 0.3%
SESI LLC(a)
09/15/2024	7.750%	1,063,000	1,070,630
Weatherford International Ltd.
06/15/2021	7.750%	3,681,000	3,658,896
06/15/2023	8.250%	2,172,000	2,134,418
Total			6,863,944
Other Industry 0.3%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	4,905,000	5,071,216
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.3%
CyrusOne LP/Finance Corp.(a)
03/15/2024	5.000%	1,854,000	1,938,533
03/15/2027	5.375%	4,004,000	4,228,913
Total			6,167,446
Packaging 3.0%
ARD Finance SA PIK
09/15/2023	7.125%	2,992,000	3,173,396
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
05/15/2024	7.250%	8,624,000	9,525,665
02/15/2025	6.000%	10,823,000	11,489,794
Berry Plastics Corp.
07/15/2023	5.125%	7,100,000	7,408,623
Novolex (a)
01/15/2025	6.875%	1,763,000	1,830,652
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	2,702,000	2,954,456
01/15/2025	5.375%	455,000	486,850
08/15/2025	6.375%	5,801,000	6,526,125
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	6,835,000	6,964,653
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	9,060,000	9,699,455
Total			60,059,669
Pharmaceuticals 2.5%
Eagle Holding Co., II LLC PIK(a)
05/15/2022	7.625%	1,080,000	1,114,865
Endo Dac/Finance LLC/Finco, Inc.(a)
07/15/2023	6.000%	1,538,000	1,291,920
Endo Dac/Finance LLC/Finco, Inc.(a),(c),(d)
02/01/2025	6.000%	885,000	724,500
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	7,606,000	7,978,793
Mallinckrodt International Finance SA/CB LLC(a)
10/15/2023	5.625%	1,555,000	1,493,495
04/15/2025	5.500%	1,756,000	1,630,890
Valeant Pharmaceuticals International, Inc.(a)
10/15/2020	6.375%	7,396,000	7,332,572
07/15/2021	7.500%	1,449,000	1,418,811
12/01/2021	5.625%	3,362,000	3,081,895
05/15/2023	5.875%	11,003,000	9,379,859
03/15/2024	7.000%	7,099,000	7,536,256
04/15/2025	6.125%	8,068,000	6,795,693
Total			49,779,549

6	Columbia High Yield Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.9%
Hub Holdings LLC/Finance, Inc.(a)
PIK
07/15/2019	8.125%	1,245,000	1,246,946
HUB International Ltd.(a)
10/01/2021	7.875%	16,548,000	17,224,581
Total			18,471,527
Restaurants 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.(a)
05/15/2024	4.250%	5,657,000	5,754,215
10/15/2025	5.000%	5,386,000	5,517,591
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2027	4.750%	3,008,000	3,092,435
Total			14,364,241
Retailers 1.0%
Asbury Automotive Group, Inc.
12/15/2024	6.000%	4,449,000	4,580,842
Dollar Tree, Inc.
03/01/2023	5.750%	5,434,000	5,747,221
L Brands, Inc.
11/01/2035	6.875%	4,040,000	3,864,345
Lithia Motors, Inc.(a)
08/01/2025	5.250%	938,000	956,473
Penske Automotive Group, Inc.
12/01/2024	5.375%	2,719,000	2,748,724
05/15/2026	5.500%	1,788,000	1,802,976
Total			19,700,581
Technology 6.3%
Ascend Learning LLC(a)
08/01/2025	6.875%	1,642,000	1,707,728
Camelot Finance SA(a)
10/15/2024	7.875%	3,428,000	3,718,427
CDK Global, Inc.(a)
06/01/2027	4.875%	2,246,000	2,278,684
Equinix, Inc.
01/15/2026	5.875%	6,872,000	7,546,274
05/15/2027	5.375%	14,190,000	15,243,210
First Data Corp.(a)
08/15/2023	5.375%	10,503,000	11,030,198
12/01/2023	7.000%	7,994,000	8,610,697
01/15/2024	5.000%	4,758,000	4,956,903
01/15/2024	5.750%	5,180,000	5,449,521
Gartner, Inc.(a)
04/01/2025	5.125%	7,077,000	7,439,491
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Informatica LLC(a)
07/15/2023	7.125%	3,138,000	3,159,966
Microsemi Corp.(a)
04/15/2023	9.125%	2,018,000	2,306,370
MSCI, Inc.(a)
08/15/2025	5.750%	4,888,000	5,298,748
NXP BV/Funding LLC(a)
03/15/2023	5.750%	2,195,000	2,294,688
PTC, Inc.
05/15/2024	6.000%	5,809,000	6,214,526
Qualitytech LP/Finance Corp.
08/01/2022	5.875%	5,765,000	5,984,525
Sensata Technologies BV(a)
11/01/2024	5.625%	728,000	793,489
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	5,993,000	6,832,715
Symantec Corp.(a)
04/15/2025	5.000%	7,819,000	8,194,672
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	2,471,000	2,525,275
VeriSign, Inc.
05/01/2023	4.625%	3,743,000	3,860,216
04/01/2025	5.250%	4,834,000	5,156,172
VeriSign, Inc.(a)
07/15/2027	4.750%	4,454,000	4,542,274
Total			125,144,769
Transportation Services 1.0%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	479,000	482,369
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	10,550,000	10,314,208
Hertz Corp. (The)(a)
06/01/2022	7.625%	7,063,000	7,160,462
10/15/2024	5.500%	2,109,000	1,798,732
Total			19,755,771
Wireless 5.7%
SBA Communications Corp.
09/01/2024	4.875%	19,976,000	20,684,728
SFR Group SA(a)
05/15/2022	6.000%	8,271,000	8,651,722
05/01/2026	7.375%	18,030,000	19,459,148
Sprint Capital Corp.
05/01/2019	6.900%	4,550,000	4,871,275
Sprint Communications, Inc.(a)
03/01/2020	7.000%	2,753,000	3,014,717

Columbia High Yield Bond Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Corp.
09/15/2023	7.875%	1,886,000	2,153,344
06/15/2024	7.125%	5,202,000	5,704,659
02/15/2025	7.625%	22,540,000	25,368,545
T-Mobile USA, Inc.
03/01/2025	6.375%	5,074,000	5,471,812
01/15/2026	6.500%	14,772,000	16,381,070
Wind Acquisition Finance SA(a)
04/23/2021	7.375%	2,130,000	2,213,394
Total			113,974,414
Wirelines 3.2%
CenturyLink, Inc.
04/01/2024	7.500%	12,731,000	13,333,367
04/01/2025	5.625%	2,598,000	2,476,341
Frontier Communications Corp.
04/15/2024	7.625%	2,948,000	2,328,631
01/15/2025	6.875%	9,741,000	7,384,672
09/15/2025	11.000%	4,569,000	3,983,231
Level 3 Financing, Inc.
08/15/2022	5.375%	3,790,000	3,910,749
01/15/2024	5.375%	3,700,000	3,786,251
03/15/2026	5.250%	4,471,000	4,569,058
Telecom Italia Capital SA
09/30/2034	6.000%	2,471,000	2,741,073
Telecom Italia SpA(a)
05/30/2024	5.303%	4,859,000	5,280,188
Zayo Group LLC/Capital, Inc.
05/15/2025	6.375%	10,427,000	11,220,755
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	2,733,000	2,895,638
Total			63,909,954
Total Corporate Bonds & Notes (Cost $1,773,589,768)			1,839,935,120

Foreign Government Obligations(e) 0.6%

Canada 0.4%
NOVA Chemicals Corp.(a)
06/01/2024	4.875%	4,179,000	4,192,920
06/01/2027	5.250%	4,319,000	4,301,577
Total			8,494,497
United Arab Emirates 0.2%
DAE Funding LLC(a)
08/01/2024	5.000%	3,995,000	4,083,945
Total Foreign Government Obligations (Cost $12,493,000)			12,578,442
Limited Partnerships —%
Issuer	Shares	Value ($)
Financials —%
Diversified Financial Services —%
Varde Fund V LP(f),(g),(h)	25,000,000	2,260
Total Financials		2,260
Total Limited Partnerships (Cost $—)		2,260

Senior Loans 1.6%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.4%
Serta Simmons Holdings LLC(d),(i)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	9.312%	7,549,250	7,280,345
Independent Energy 0.3%
Chesapeake Energy Corp.(d),(i)
Tranche A Term Loan
3-month USD LIBOR + 7.500% 08/23/2021	8.814%	5,035,262	5,345,787
Media and Entertainment 0.0%
UFC Holdings LLC(d),(i)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 08/18/2024	8.736%	440,000	448,250
Technology 0.9%
Ancestry.com Operations, Inc.(d),(i)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 10/19/2024	9.490%	1,702,284	1,721,435
Ascend Learning LLC(d),(i),(j)
Term Loan
3-month USD LIBOR + 3.250% 07/12/2024	0.000%	784,000	786,611
Genesys Telecommunications Laboratories, Inc.(d),(i),(j)
Tranche B2 Term Loan
3-month USD LIBOR + 3.750% 12/01/2023	5.007%	1,763,580	1,772,715
Hyland Software, Inc.(d),(i)
Tranche 1 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/01/2022	4.489%	1,007,585	1,015,142
Information Resources, Inc.(d),(i)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 01/20/2025	9.486%	7,439,000	7,411,104

8	Columbia High Yield Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Kronos, Inc.(d),(i)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 11/01/2024	9.561%	2,694,000	2,781,555
Misys Ltd.(d),(i)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 06/13/2024	4.817%	2,556,185	2,567,049
2nd Lien Term Loan
3-month USD LIBOR + 7.250% 06/13/2025	8.567%	956,977	972,977
Total			19,028,588
Total Senior Loans (Cost $31,760,939)			32,102,970
Money Market Funds 4.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.146%(k),(l)	86,795,715	86,795,715
Total Money Market Funds (Cost $86,795,715)		86,795,715
Total Investments (Cost: $1,904,639,422)		1,971,414,507
Other Assets & Liabilities, Net		28,863,483
Net Assets		2,000,277,990

At August 31, 2017, securities and/or cash totaling $639,400 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(507)	12/2017	USD	(64,674,588)	—	(191,215)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At August 31, 2017, the value of these securities amounted to $993,979,705, which represents 49.69% of net assets.
(b)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At August 31, 2017, the value of these securities amounted to $3,367,560, which represents 0.17% of net assets.
(c)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(d)	Variable rate security.
(e)	Principal and interest may not be guaranteed by the government.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2017, the value of these securities amounted to $2,260, which represents less than 0.01% of net assets.
(g)	Non-income producing investment.
(h)	Valuation based on significant unobservable inputs.
(i)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of August 31, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(j)	Represents a security purchased on a forward commitment basis.
(k)	The rate shown is the seven-day current annualized yield at August 31, 2017.
Columbia High Yield Bond Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.146%	86,522,757	124,823,449	(124,550,491)	86,795,715	(1,338)	—	242,112	86,795,715
Abbreviation Legend
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
10	Columbia High Yield Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Corporate Bonds & Notes	—	1,839,935,120	—	—	1,839,935,120
Foreign Government Obligations	—	12,578,442	—	—	12,578,442
Limited Partnerships
Financials	—	—	2,260	—	2,260
Senior Loans	—	32,102,970	—	—	32,102,970
Money Market Funds	—	—	—	86,795,715	86,795,715
Total Investments	—	1,884,616,532	2,260	86,795,715	1,971,414,507
Derivatives
Liability
Futures Contracts	(191,215)	—	—	—	(191,215)
Total	(191,215)	1,884,616,532	2,260	86,795,715	1,971,223,292
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Limited partnership securities classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the limited partnership’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the limited partnership’s capital balance
Columbia High Yield Bond Fund | Quarterly Report 2017	11

Portfolio of Investments
Columbia Diversified Equity Income Fund, August 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.0%
Issuer	Shares	Value ($)
Consumer Discretionary 6.2%
Automobiles 1.0%
General Motors Co.	637,788	23,304,774
Household Durables 1.4%
Toll Brothers, Inc.	806,970	31,439,551
Internet & Direct Marketing Retail 0.9%
Expedia, Inc.	134,990	20,027,116
Media 2.1%
Comcast Corp., Class A	730,919	29,682,621
DISH Network Corp., Class A(a)	347,690	19,919,160
Total		49,601,781
Specialty Retail 0.8%
Home Depot, Inc. (The)	130,207	19,514,123
Total Consumer Discretionary		143,887,345
Consumer Staples 8.4%
Beverages 1.3%
PepsiCo, Inc.	258,465	29,912,154
Food & Staples Retailing 1.2%
SYSCO Corp.	537,114	28,289,794
Food Products 2.5%
Mondelez International, Inc., Class A	651,074	26,472,669
Tyson Foods, Inc., Class A	492,693	31,187,467
Total		57,660,136
Tobacco 3.4%
Altria Group, Inc.	314,814	19,959,208
Philip Morris International, Inc.	520,527	60,865,222
Total		80,824,430
Total Consumer Staples		196,686,514
Energy 11.3%
Energy Equipment & Services 0.9%
Halliburton Co.	538,411	20,981,877
Oil, Gas & Consumable Fuels 10.4%
BP PLC, ADR	484,508	16,826,963
Cimarex Energy Co.	192,797	19,219,933
ConocoPhillips	716,875	31,298,762
Devon Energy Corp.	572,353	17,971,884
EOG Resources, Inc.	316,922	26,935,201
Common Stocks (continued)
Issuer	Shares	Value ($)
Exxon Mobil Corp.	1,035,257	79,021,167
Hess Corp.	505,029	19,645,628
Valero Energy Corp.	469,996	32,006,728
Total		242,926,266
Total Energy		263,908,143
Financials 25.9%
Banks 14.3%
Citigroup, Inc.	1,079,064	73,408,724
Fifth Third Bancorp	1,067,880	27,903,705
JPMorgan Chase & Co.	1,011,797	91,962,229
PNC Financial Services Group, Inc. (The)	300,972	37,744,899
SunTrust Banks, Inc.	537,710	29,627,821
Wells Fargo & Co.	1,446,789	73,887,514
Total		334,534,892
Capital Markets 3.8%
Intercontinental Exchange, Inc.	381,957	24,701,159
Invesco Ltd.	819,702	26,869,832
Morgan Stanley	802,735	36,524,442
Total		88,095,433
Diversified Financial Services 3.8%
Berkshire Hathaway, Inc., Class B(a)	484,225	87,722,201
Insurance 4.0%
American International Group, Inc.	552,896	33,439,150
Chubb Ltd.	228,214	32,274,024
Hanover Insurance Group, Inc. (The)	272,845	26,787,922
Total		92,501,096
Total Financials		602,853,622
Health Care 12.8%
Biotechnology 2.7%
AbbVie, Inc.	336,881	25,367,139
Gilead Sciences, Inc.	432,017	36,164,143
Total		61,531,282
Health Care Equipment & Supplies 2.0%
Medtronic PLC	584,239	47,101,348
Health Care Providers & Services 1.5%
Aetna, Inc.	227,358	35,854,357

Columbia Diversified Equity Income Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Diversified Equity Income Fund, August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 6.6%
Jazz Pharmaceuticals PLC(a)	100,328	14,984,990
Johnson & Johnson	628,686	83,219,166
Merck & Co., Inc.	868,943	55,490,700
Total		153,694,856
Total Health Care		298,181,843
Industrials 7.6%
Aerospace & Defense 1.4%
Northrop Grumman Corp.	118,373	32,222,314
Airlines 1.1%
United Continental Holdings, Inc.(a)	407,361	25,240,088
Industrial Conglomerates 1.0%
Carlisle Companies, Inc.	259,768	24,597,432
Machinery 2.7%
Cummins, Inc.	204,059	32,522,923
Ingersoll-Rand PLC	346,038	29,548,185
Total		62,071,108
Road & Rail 1.4%
Norfolk Southern Corp.	265,616	32,012,040
Total Industrials		176,142,982
Information Technology 10.0%
Communications Equipment 2.2%
Cisco Systems, Inc.	1,616,399	52,064,212
IT Services 0.8%
MasterCard, Inc., Class A	136,518	18,197,849
Semiconductors & Semiconductor Equipment 2.7%
Lam Research Corp.	128,412	21,313,824
ON Semiconductor Corp.(a)	1,340,840	22,901,547
Skyworks Solutions, Inc.	183,371	19,319,969
Total		63,535,340
Software 2.4%
Activision Blizzard, Inc.	264,131	17,316,428
Microsoft Corp.	262,632	19,636,995
Nuance Communications, Inc.(a)	1,209,045	19,429,353
Total		56,382,776
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 1.9%
Apple, Inc.	122,738	20,129,032
Western Digital Corp.	266,268	23,503,476
Total		43,632,508
Total Information Technology		233,812,685
Materials 3.2%
Chemicals 1.2%
Eastman Chemical Co.	333,076	28,711,151
Containers & Packaging 0.9%
International Paper Co.	365,767	19,703,869
Metals & Mining 1.1%
Freeport-McMoRan, Inc.(a)	1,712,241	25,306,922
Total Materials		73,721,942
Real Estate 4.1%
Equity Real Estate Investment Trusts (REITS) 4.1%
Alexandria Real Estate Equities, Inc.	261,331	31,702,064
American Homes 4 Rent, Class A	1,351,440	29,947,910
American Tower Corp.	224,101	33,178,153
Total		94,828,127
Total Real Estate		94,828,127
Telecommunication Services 1.3%
Diversified Telecommunication Services 1.3%
AT&T, Inc.	826,493	30,960,428
Total Telecommunication Services		30,960,428
Utilities 6.2%
Electric Utilities 3.2%
American Electric Power Co., Inc.	513,701	37,823,805
Xcel Energy, Inc.	762,046	37,721,277
Total		75,545,082
Multi-Utilities 3.0%
Ameren Corp.	588,564	35,307,954
NiSource, Inc.	1,280,537	34,408,029
Total		69,715,983
Total Utilities		145,261,065
Total Common Stocks (Cost $1,751,537,010)		2,260,244,696

2	Columbia Diversified Equity Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Diversified Equity Income Fund, August 31, 2017 (Unaudited)
Convertible Bonds 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.5%
DISH Network Corp.
08/15/2026	3.375%	9,732,000	11,276,955
Total Convertible Bonds (Cost $9,732,000)			11,276,955

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.146%(b),(c)	56,916,402	56,916,402
Total Money Market Funds (Cost $56,913,681)		56,916,402
Total Investments (Cost: $1,818,182,691)		2,328,438,053
Other Assets & Liabilities, Net		2,100,693
Net Assets		2,330,538,746
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.146%	30,791,288	100,095,017	(73,969,903)	56,916,402	(1,661)	1,866	131,312	56,916,402
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Diversified Equity Income Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Diversified Equity Income Fund, August 31, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	143,887,345	—	—	—	143,887,345
Consumer Staples	196,686,514	—	—	—	196,686,514
Energy	263,908,143	—	—	—	263,908,143
Financials	602,853,622	—	—	—	602,853,622
Health Care	298,181,843	—	—	—	298,181,843
Industrials	176,142,982	—	—	—	176,142,982
Information Technology	233,812,685	—	—	—	233,812,685
Materials	73,721,942	—	—	—	73,721,942
Real Estate	94,828,127	—	—	—	94,828,127
Telecommunication Services	30,960,428	—	—	—	30,960,428
Utilities	145,261,065	—	—	—	145,261,065
Total Common Stocks	2,260,244,696	—	—	—	2,260,244,696
Convertible Bonds	—	11,276,955	—	—	11,276,955
Money Market Funds	—	—	—	56,916,402	56,916,402
Total Investments	2,260,244,696	11,276,955	—	56,916,402	2,328,438,053
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
4	Columbia Diversified Equity Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Diversified Equity Income Fund, August 31, 2017 (Unaudited)
Fair value measurements  (continued)
There were no transfers of financial assets between levels during the period.
Columbia Diversified Equity Income Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Small/Mid Cap Value Fund, August 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.7%
Issuer	Shares	Value ($)
Consumer Discretionary 9.2%
Auto Components 1.4%
Cooper-Standard Holding, Inc.(a)	50,000	5,029,000
Motorcar Parts of America, Inc.(a)	235,000	6,173,450
Total		11,202,450
Diversified Consumer Services 0.8%
Grand Canyon Education, Inc.(a)	85,600	7,023,480
Hotels, Restaurants & Leisure 1.1%
Dave & Buster’s Entertainment, Inc.(a)	42,500	2,484,550
Red Robin Gourmet Burgers, Inc.(a)	117,000	6,669,000
Total		9,153,550
Household Durables 2.0%
D.R. Horton, Inc.	205,000	7,410,750
William Lyon Homes, Inc., Class A(a)	360,000	8,636,400
Total		16,047,150
Media 0.4%
Nexstar Broadcasting Group, Inc., Class A	50,000	3,010,000
Specialty Retail 2.5%
Aaron’s, Inc.	160,000	7,083,200
American Eagle Outfitters, Inc.	320,000	3,824,000
Children’s Place, Inc. (The)	93,000	9,871,950
Total		20,779,150
Textiles, Apparel & Luxury Goods 1.0%
Hanesbrands, Inc.	336,400	8,161,064
Total Consumer Discretionary		75,376,844
Consumer Staples 1.9%
Food & Staples Retailing 0.5%
United Natural Foods, Inc.(a)	128,000	4,448,000
Food Products 1.4%
Hostess Brands, Inc.(a)	315,000	4,202,100
Post Holdings, Inc.(a)	84,000	7,150,920
Total		11,353,020
Total Consumer Staples		15,801,020
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 5.8%
Energy Equipment & Services 1.7%
Keane Group, Inc.(a)	400,000	5,180,000
Patterson-UTI Energy, Inc.	259,700	4,147,409
Weatherford International PLC(a)	1,250,000	4,787,500
Total		14,114,909
Oil, Gas & Consumable Fuels 4.1%
Aegean Marine Petroleum Network, Inc.	560,000	2,828,000
Arch Coal, Inc.	79,000	6,309,730
Carrizo Oil & Gas, Inc.(a)	450,000	6,048,000
Newfield Exploration Co.(a)	180,000	4,703,400
Oasis Petroleum, Inc.(a)	405,000	2,956,500
PBF Energy, Inc., Class A	160,000	3,788,800
WPX Energy, Inc.(a)	640,000	6,393,600
Total		33,028,030
Total Energy		47,142,939
Financials 24.4%
Banks 10.6%
Bank of the Ozarks	162,000	6,959,520
Customers Bancorp, Inc.(a)	220,000	6,199,600
East West Bancorp, Inc.	196,000	10,852,520
First Republic Bank	83,000	8,055,150
Hancock Holding Co.	191,000	8,394,450
Hope Bancorp, Inc.	492,000	7,940,880
Huntington Bancshares, Inc.	695,000	8,750,050
Popular, Inc.	225,000	8,979,750
Prosperity Bancshares, Inc.	150,000	8,962,500
Zions Bancorporation	266,000	11,613,560
Total		86,707,980
Capital Markets 4.3%
E*TRADE Financial Corp.(a)	333,000	13,656,330
Evercore, Inc., Class A	50,000	3,772,500
Houlihan Lokey, Inc.	171,000	6,164,550
Moelis & Co., ADR, Class A	164,273	6,472,356
Stifel Financial Corp.	105,000	5,013,750
Total		35,079,486

Columbia Small/Mid Cap Value Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Small/Mid Cap Value Fund, August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 2.0%
Encore Capital Group, Inc.(a)	183,000	7,384,050
SLM Corp.(a)	855,000	8,695,350
Total		16,079,400
Insurance 3.5%
American Equity Investment Life Holding Co.	300,000	8,328,000
Athene Holding Ltd., Class A(a)	150,000	8,026,500
CNO Financial Group, Inc.	347,200	7,759,920
MBIA, Inc.(a)	450,000	4,527,000
Total		28,641,420
Mortgage Real Estate Investment Trusts (REITS) 1.0%
New Residential Investment Corp.	255,000	4,202,400
Starwood Property Trust, Inc.	180,000	3,997,800
Total		8,200,200
Thrifts & Mortgage Finance 3.0%
BofI Holding, Inc.(a)	216,900	5,750,019
Flagstar Bancorp, Inc.(a)	300,000	9,846,000
MGIC Investment Corp.(a)	775,000	8,873,750
Total		24,469,769
Total Financials		199,178,255
Health Care 8.2%
Health Care Equipment & Supplies 2.8%
Merit Medical Systems, Inc.(a)	220,000	9,086,000
Teleflex, Inc.	32,500	6,881,875
Wright Medical Group NV(a)	235,000	6,956,000
Total		22,923,875
Health Care Providers & Services 3.8%
Acadia Healthcare Co., Inc.(a)	145,000	6,806,300
Almost Family, Inc.(a)	136,135	6,629,774
Envision Healthcare Corp.(a)	160,000	8,385,600
Molina Healthcare, Inc.(a)	64,000	4,096,000
Tenet Healthcare Corp.(a)	280,000	4,807,600
Total		30,725,274
Pharmaceuticals 1.6%
Horizon Pharma PLC(a)	410,000	5,608,800
Impax Laboratories, Inc.(a)	350,000	7,577,500
Total		13,186,300
Total Health Care		66,835,449
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 13.9%
Air Freight & Logistics 1.4%
XPO Logistics, Inc.(a)	188,000	11,505,600
Airlines 1.7%
Alaska Air Group, Inc.	107,000	7,988,620
Skywest, Inc.	177,000	6,141,900
Total		14,130,520
Building Products 0.6%
Apogee Enterprises, Inc.	110,000	4,807,000
Commercial Services & Supplies 2.1%
ABM Industries, Inc.	145,000	6,442,350
Deluxe Corp.	147,000	10,194,450
Total		16,636,800
Construction & Engineering 2.0%
Granite Construction, Inc.	165,000	9,112,950
MasTec, Inc.(a)	180,000	7,344,000
Total		16,456,950
Machinery 4.4%
Barnes Group, Inc.	182,000	11,378,640
Kennametal, Inc.	225,000	7,875,000
Navistar International Corp.(a)	211,000	7,207,760
Oshkosh Corp.	97,000	7,236,200
REV Group, Inc.	71,844	1,809,750
Total		35,507,350
Road & Rail 1.1%
Hertz Global Holdings, Inc.(a)	305,000	6,630,700
Knight Transportation, Inc.	62,000	2,421,100
Total		9,051,800
Trading Companies & Distributors 0.6%
Triton International Ltd.	140,000	5,168,800
Total Industrials		113,264,820
Information Technology 10.3%
Communications Equipment 1.1%
Infinera Corp.(a)	175,000	1,480,500
Oclaro, Inc.(a)	845,000	7,106,450
Total		8,586,950

2	Columbia Small/Mid Cap Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Small/Mid Cap Value Fund, August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 0.7%
TTM Technologies, Inc.(a)	420,000	5,980,800
IT Services 0.9%
Booz Allen Hamilton Holdings Corp.	220,000	7,504,200
Semiconductors & Semiconductor Equipment 5.6%
Brooks Automation, Inc.	145,000	3,780,150
Cypress Semiconductor Corp.	640,000	8,761,600
Ichor Holdings Ltd.(a)	137,000	3,134,560
Kulicke & Soffa Industries, Inc.(a)	280,000	5,328,400
Marvell Technology Group Ltd.	570,000	10,208,700
ON Semiconductor Corp.(a)	440,000	7,515,200
Qorvo, Inc.(a)	93,000	6,809,460
Total		45,538,070
Software 1.7%
Ebix, Inc.	67,000	3,865,900
Take-Two Interactive Software, Inc.(a)	103,000	10,072,370
Total		13,938,270
Technology Hardware, Storage & Peripherals 0.3%
Electronics for Imaging, Inc.(a)	76,600	2,723,896
Total Information Technology		84,272,186
Materials 7.2%
Chemicals 4.5%
Albemarle Corp.	69,500	8,080,070
Huntsman Corp.	287,000	7,625,590
Olin Corp.	290,000	9,346,700
Orion Engineered Carbons SA	315,485	6,782,928
Platform Specialty Products Corp.(a)	413,137	4,825,440
Total		36,660,728
Metals & Mining 1.9%
Alcoa Corp.	245,000	10,750,600
United States Steel Corp.	173,000	4,603,530
Total		15,354,130
Paper & Forest Products 0.8%
KapStone Paper and Packaging Corp.	310,000	6,934,700
Total Materials		58,949,558
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 11.7%
Equity Real Estate Investment Trusts (REITS) 11.7%
Alexandria Real Estate Equities, Inc.	87,000	10,553,970
American Assets Trust, Inc.	202,000	8,205,240
Chesapeake Lodging Trust	205,000	5,245,950
First Industrial Realty Trust, Inc.	320,000	9,913,600
Highwoods Properties, Inc.	120,000	6,267,600
Hospitality Properties Trust	245,000	6,703,200
Hudson Pacific Properties, Inc.	210,000	6,930,000
Mack-Cali Realty Corp.	290,000	6,638,100
Mid-America Apartment Communities, Inc.	76,000	8,090,960
PS Business Parks, Inc.	62,000	8,376,820
QTS Realty Trust Inc., Class A	120,000	6,501,600
Sun Communities, Inc.	89,000	8,037,590
Tanger Factory Outlet Centers, Inc.	180,000	4,212,000
Total		95,676,630
Total Real Estate		95,676,630
Utilities 6.1%
Electric Utilities 2.2%
Alliant Energy Corp.	150,000	6,411,000
Pinnacle West Capital Corp.	124,000	11,156,280
Total		17,567,280
Gas Utilities 2.9%
New Jersey Resources Corp.	225,000	9,821,250
South Jersey Industries, Inc.	270,000	9,687,600
Southwest Gas Corp.	56,000	4,453,120
Total		23,961,970
Multi-Utilities 1.0%
CMS Energy Corp.	160,000	7,766,400
Total Utilities		49,295,650
Total Common Stocks (Cost $662,604,054)		805,793,351

Columbia Small/Mid Cap Value Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Small/Mid Cap Value Fund, August 31, 2017 (Unaudited)
Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.146%(b),(c)	11,556,768	11,556,768
Total Money Market Funds (Cost $11,555,612)		11,556,768
Total Investments (Cost: $674,159,666)		817,350,119
Other Assets & Liabilities, Net		(857,587)
Net Assets		816,492,532
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.146%	23,075,602	53,435,666	(64,954,500)	11,556,768	(796)	(64)	53,103	11,556,768
Neff Corp. Class A*	389,000	—	(389,000)	—	2,232,305	(734,665)	—	—
Total	23,464,602	53,435,666	(65,343,500)	11,556,768	2,231,509	(734,729)	53,103	11,556,768

*	Issuer was not an affiliate for the entire period ended August 31, 2017.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
4	Columbia Small/Mid Cap Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Small/Mid Cap Value Fund, August 31, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	75,376,844	—	—	—	75,376,844
Consumer Staples	15,801,020	—	—	—	15,801,020
Energy	47,142,939	—	—	—	47,142,939
Financials	199,178,255	—	—	—	199,178,255
Health Care	66,835,449	—	—	—	66,835,449
Industrials	113,264,820	—	—	—	113,264,820
Information Technology	84,272,186	—	—	—	84,272,186
Materials	58,949,558	—	—	—	58,949,558
Real Estate	95,676,630	—	—	—	95,676,630
Utilities	49,295,650	—	—	—	49,295,650
Total Common Stocks	805,793,351	—	—	—	805,793,351
Money Market Funds	—	—	—	11,556,768	11,556,768
Total Investments	805,793,351	—	—	11,556,768	817,350,119
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Small/Mid Cap Value Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia U.S. Government Mortgage Fund, August 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 7.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ALM XIX Ltd.(a),(b)
Series 2016-19A Class B
3-month USD LIBOR + 3.000% 07/15/2028	4.023%	4,000,000	4,032,884
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-1A Class BR
3-month USD LIBOR + 2.350% 08/14/2030	3.659%	5,000,000	4,999,930
Series 2016-1A Class C
3-month USD LIBOR + 4.900% 04/20/2027	6.207%	3,000,000	3,029,220
Conn Funding II LP(a)
Series 2017-A Class B
05/15/2020	5.110%	5,700,000	5,720,414
Conn’s Receivables Funding LLC(a)
Series 2016-B Class A
10/15/2018	3.730%	1,070,632	1,071,186
Series 2016-B Class B
03/15/2019	7.340%	7,500,000	7,644,685
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class ER
3-month USD LIBOR + 7.540% 10/15/2028	8.844%	5,000,000	5,113,960
Hertz Vehicle Financing II LP(a)
Subordinated, Series 2015-1A Class B
03/25/2021	3.520%	9,300,000	9,324,097
Hertz Vehicle Financing LLC(a)
Series 2016-4A Class A
07/25/2022	2.650%	20,000,000	19,676,258
Madison Park Funding Ltd.(a),(b)
Series 2015-18A Class C
3-month USD LIBOR + 3.000% 10/21/2026	4.307%	7,000,000	7,006,783
Nomad CLO Ltd.(a),(b)
Series 2013-1A Class B
3-month USD LIBOR + 2.950% 01/15/2025	4.254%	10,000,000	10,004,820
Octagon Investment Partners 27 Ltd.(a),(b)
Series 2016-1A Class C
3-month USD LIBOR + 3.000% 07/15/2027	4.304%	7,500,000	7,545,390
Octagon Investment Partners XV Ltd.(a),(b)
Series 2013-1A Class DR
3-month USD LIBOR + 3.700% 07/19/2030	5.010%	5,000,000	4,999,795
Octagon Investment Partners XXVI Ltd.(a),(b)
Series 2016-1A Class D
3-month USD LIBOR + 4.950% 04/15/2027	6.254%	6,000,000	6,054,054
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OZLM Funding IV Ltd.(a),(b),(c),(d)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	8.563%	2,750,000	2,750,000
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR2
3-month USD LIBOR + 6.670% 07/23/2029	7.983%	4,800,000	4,698,869
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	3.061%	7,000,000	6,999,958
OZLM XIV Ltd.(a),(b)
Series 2015-14A Class C
3-month USD LIBOR + 4.350% 01/15/2029	5.654%	6,000,000	6,022,428
Prosper Marketplace Issuance Trust(a)
Subordinated Series 2017-1A Class C
06/15/2023	5.800%	4,250,000	4,327,883
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	8,000,000	8,021,684
SoFi Professional Loan Program(a),(c),(e),(f),(g)
Series 2017-A Class R
03/26/2040	0.000%	53,124	3,129,004
SoFi Professional Loan Program LLC(a),(c),(e),(g)
Series 2015-D Class RC
10/26/2037	0.000%	6	3,840,000
Series 2016-A Class RIO
01/25/2038	0.000%	9	3,060,000
Series 2016-A Class RPO
01/25/2038	0.000%	9	5,940,000
Series 2016-B Class RC
04/25/2037	0.000%	6	3,180,000
Total Asset-Backed Securities — Non-Agency (Cost $146,487,616)			148,193,302

Commercial Mortgage-Backed Securities - Agency 0.7%

Federal National Mortgage Association
10/01/2019	4.420%	3,892,281	4,094,530
10/01/2019	4.430%	4,429,163	4,660,354
01/01/2020	4.570%	995,071	1,055,799
01/01/2020	4.600%	1,641,102	1,742,426
05/01/2024	5.030%	3,224,312	3,621,896
Total Commercial Mortgage-Backed Securities - Agency (Cost $14,138,422)			15,175,005

Commercial Mortgage-Backed Securities - Non-Agency 4.7%

1211 Avenue of the Americas Trust(a),(b),(h)
Subordinated, Series 2015-1211 Class C
08/10/2035	4.280%	4,400,000	4,708,192

Columbia U.S. Government Mortgage Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia U.S. Government Mortgage Fund, August 31, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Homes 4 Rent(a)
Series 2015-SFR1 Class F
04/17/2052	5.885%	1,500,000	1,582,917
B2R Mortgage Trust(a),(b),(h)
Series 2015-2 Class D
11/15/2048	5.648%	5,000,000	5,183,681
Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a),(b)
Series 2013-DSNY Class F
1-month USD LIBOR + 3.500% 09/15/2026	4.727%	6,928,000	6,928,139
BHMS Mortgage Trust(a),(b),(h)
Series 2014-ATLS Class DFX
07/05/2033	4.847%	6,500,000	6,652,447
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	10,000,000	8,994,481
Subordinated, Series 2014-USA Class D
09/15/2037	4.373%	10,000,000	9,592,584
Federal National Mortgage Association
Series 2017-T1 Class A
06/25/2027	2.898%	17,998,193	18,247,117
Hilton USA Trust(a),(b),(h)
Series 2016-HHV Class F
11/05/2038	4.333%	23,000,000	18,558,916
Hilton USA Trust(a)
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	5,000,000	5,175,761
Invitation Homes Trust(a),(b)
Series 2014-SFR3 Class D
1-month USD LIBOR + 3.000% 12/17/2031	4.227%	1,962,937	1,962,930
Series 2015-SFR3 Class E
1-month USD LIBOR + 3.750% 08/17/2032	4.977%	3,500,000	3,548,727
Merrill Lynch Mortgage Investors Trust(b),(h),(i)
CMO Series 1998-C3 Class IO
12/15/2030	1.095%	161,034	118
ORES NPL LLC(a)
Series 2014-LV3 Class B
03/27/2024	6.000%	2,105,754	2,105,754
Progress Residential Trust(a)
Series 2017-SFR1 Class E
08/17/2034	4.261%	4,000,000	4,072,998
Rialto Capital Management LLC(a)
Series 2014-LT5 Class B
05/15/2024	5.000%	2,105,901	2,103,960
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $97,031,855)			99,418,722

Repurchase Agreements 2.6%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Tri-party TD Securities (USA) LLC
dated 08/31/2017, matures 09/01/2017,
repurchase price $55,001,665 (collateralized by U.S Goverment Agencies, Total Market Value $56,100,001)
	1.090%	55,000,000	55,000,000
Total Repurchase Agreements (Cost $55,000,000)			55,000,000

Residential Mortgage-Backed Securities - Agency 98.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
01/01/2020	10.500%	4,513	4,540
04/01/2022	6.500%	25,651	26,123
10/01/2024- 04/01/2040	5.000%	10,760,197	11,835,148
01/01/2030- 06/01/2033	5.500%	6,222,782	6,843,697
06/01/2031	8.000%	130,491	149,106
04/01/2033- 11/01/2037	6.000%	2,967,200	3,390,171
07/01/2039- 08/01/2046	4.500%	31,826,623	34,346,522
04/01/2041- 04/01/2046	4.000%	127,278,100	135,073,525
01/01/2042- 11/01/2046	3.500%	293,828,196	306,590,293
Federal Home Loan Mortgage Corp.(d)
09/13/2047	3.000%	64,000,000	64,712,429
09/13/2047	4.000%	45,500,000	48,087,813
Federal Home Loan Mortgage Corp.(b),(i)
CMO Series 264 Class S1
1-month USD LIBOR + 5.950% 07/15/2042	4.723%	14,572,072	2,831,487
CMO Series 272 Class S1
1-month USD LIBOR + 6.000% 08/15/2042	4.773%	31,368,644	6,131,489
CMO Series 2957 Class SW
1-month USD LIBOR + 6.000% 04/15/2035	4.773%	1,892,973	276,236
CMO Series 311 Class S1
1-month USD LIBOR + 5.950% 08/15/2043	4.723%	10,501,784	2,182,479
CMO Series 318 Class S1
1-month USD LIBOR + 5.950% 11/15/2043	4.723%	13,511,525	2,870,263
CMO Series 326 Class S2
1-month USD LIBOR + 5.950% 03/15/2044	4.723%	2,028,108	389,824
CMO Series 3280 Class SI
1-month USD LIBOR + 6.440% 02/15/2037	5.213%	1,217,904	111,752

2	Columbia U.S. Government Mortgage Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia U.S. Government Mortgage Fund, August 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 336 Class 30
1-month USD LIBOR + 6.050% 08/15/2044	4.823%	10,545,272	2,319,001
CMO Series 3453 Class W
1-month USD LIBOR + 7.400% 12/15/2032	6.174%	5,522,338	813,005
CMO Series 3761 Class KS
1-month USD LIBOR + 6.000% 06/15/2040	4.773%	1,396,457	100,276
CMO Series 3913 Class SW
1-month USD LIBOR + 6.600% 09/15/2040	5.373%	3,692,689	442,888
CMO Series 4094 Class SY
1-month USD LIBOR + 6.080% 08/15/2042	4.853%	15,824,430	3,441,788
CMO Series 4174 Class SB
1-month USD LIBOR + 6.200% 05/15/2039	4.973%	20,396,851	2,687,273
CMO Series 4183 Class AS
1-month USD LIBOR + 6.150% 04/15/2039	4.923%	6,548,682	836,759
CMO Series 4223 Class DS
1-month USD LIBOR + 6.100% 12/15/2038	4.873%	4,325,370	507,523
CMO Series 4286 Class NS
1-month USD LIBOR + 5.900% 12/15/2043	4.673%	5,924,968	1,331,569
CMO Series 4594 Class SA
1-month USD LIBOR + 5.950% 06/15/2046	4.723%	13,848,569	3,272,931
CMO STRIPS Series 309 Class S4
1-month USD LIBOR + 5.970% 08/15/2043	4.743%	16,503,592	3,543,871
CMO STRIPS Series 312 Class S1
1-month USD LIBOR + 5.950% 09/15/2043	4.723%	10,028,838	2,184,347
CMO STRIPS Series 326 Class S1
1-month USD LIBOR + 6.000% 03/15/2044	4.773%	6,924,234	1,398,821
CMO STRIPS Series 337 Class S1
1-month USD LIBOR + 6.050% 09/15/2044	4.823%	13,986,249	3,204,054
Federal Home Loan Mortgage Corp.(i)
CMO Series 304 Class C69
12/15/2042	4.000%	6,067,869	1,118,702
CMO Series 3786 Class PI
12/15/2037	4.500%	2,051,155	74,818
CMO Series 3800 Class HI
01/15/2040	4.500%	3,587,246	337,688
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3807 Class NI
11/15/2035	4.500%	1,556,970	6,154
CMO Series 4098 Class AI
05/15/2039	3.500%	7,735,021	769,835
CMO Series 4120 Class AI
11/15/2039	3.500%	8,999,046	907,379
CMO Series 4121 Class IA
01/15/2041	3.500%	8,679,614	1,093,919
CMO Series 4122 Class JI
12/15/2040	4.000%	6,634,783	737,039
CMO Series 4139 Class CI
05/15/2042	3.500%	5,974,467	799,562
CMO Series 4147 Class CI
01/15/2041	3.500%	10,273,091	1,380,995
CMO Series 4148 Class BI
02/15/2041	4.000%	6,666,146	792,851
CMO Series 4177 Class IY
03/15/2043	4.000%	13,232,331	2,781,624
CMO Series 4182 Class DI
05/15/2039	3.500%	16,473,893	1,676,896
CMO Series 4213 Class DI
06/15/2038	3.500%	12,159,377	1,147,052
CMO Series 4215 Class IL
07/15/2041	3.500%	10,975,050	1,187,079
Federal Home Loan Mortgage Corp.(b),(h),(i)
CMO Series 4068 Class GI
09/15/2036	1.734%	13,744,003	836,805
CMO Series 4107 Class KS
06/15/2038	1.490%	10,145,222	557,340
CMO Series 4620 Class AS
11/15/2042	1.565%	21,175,159	986,635
Federal Home Loan Mortgage Corp.(b)
CMO Series 4119 Class SP
1-month USD LIBOR + 2.571% 10/15/2042	1.871%	651,107	722,735
Federal National Mortgage Association
02/01/2018	7.500%	53	53
09/01/2022- 10/01/2037	6.500%	5,247,491	6,073,839
11/01/2022- 09/01/2036	6.000%	1,064,619	1,195,394
03/01/2023- 04/01/2041	5.500%	8,175,886	9,284,137
06/01/2025- 04/01/2047	4.500%	144,127,116	156,407,046
02/01/2027- 01/01/2047	3.000%	220,385,425	224,454,018
05/01/2027	2.500%	12,240,047	12,492,049

Columbia U.S. Government Mortgage Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia U.S. Government Mortgage Fund, August 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/01/2029- 09/01/2041	5.000%	47,457,998	52,391,235
10/01/2031	9.500%	79,448	83,378
11/01/2037	8.500%	33,783	38,284
11/01/2040- 08/01/2045	4.000%	99,076,324	105,462,066
03/01/2042- 12/01/2046	3.500%	217,909,664	226,868,195
CMO Series 2017-72 Class B
09/25/2047	3.000%	20,000,000	20,504,018
Federal National Mortgage Association(d)
09/18/2032	2.500%	107,000,000	108,504,688
09/18/2032- 09/13/2047	3.000%	155,500,000	158,047,046
09/13/2047	4.000%	38,000,000	40,152,343
Federal National Mortgage Association(j)
09/01/2040	4.000%	12,683,168	13,520,792
Federal National Mortgage Association(b),(i)
CMO Series 2003-117 Class KS
1-month USD LIBOR + 7.100% 08/25/2033	5.866%	710,485	12,380
CMO Series 2005-74 Class NI
1-month USD LIBOR + 6.080% 05/25/2035	4.846%	18,343,941	2,425,909
CMO Series 2007-54 Class DI
1-month USD LIBOR + 6.100% 06/25/2037	4.866%	13,747,750	2,577,174
CMO Series 2011-94 Class GS
1-month USD LIBOR + 6.500% 10/25/2041	5.266%	21,959,088	3,954,333
CMO Series 2012-80 Class DS
1-month USD LIBOR + 6.650% 06/25/2039	5.416%	5,701,888	807,062
CMO Series 2013-107 Class SB
1-month USD LIBOR + 5.950% 02/25/2043	4.716%	27,215,774	6,008,269
CMO Series 2013-13 Class SA
1-month USD LIBOR + 6.150% 03/25/2043	4.916%	16,041,392	3,247,354
CMO Series 2013-97 Class SB
1-month USD LIBOR + 6.100% 06/25/2032	4.866%	9,578,853	1,039,957
CMO Series 2014-93 Class ES
1-month USD LIBOR + 6.150% 01/25/2045	4.916%	20,606,416	3,939,217
CMO Series 2016-101 Class SK
1-month USD LIBOR + 5.950% 01/25/2047	4.716%	39,142,761	7,874,059
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-25 Class SL
1-month USD LIBOR + 6.000% 05/25/2046	4.766%	29,647,594	6,520,757
CMO Series 2016-42 Class SB
1-month USD LIBOR + 6.000% 07/25/2046	4.766%	37,799,622	8,499,358
CMO Series 2016-45 Class AS
1-month USD LIBOR + 6.000% 07/25/2046	4.766%	22,865,553	5,579,446
CMO Series 2016-49 Class LS
1-month USD LIBOR + 5.950% 08/25/2046	4.716%	13,541,546	2,877,994
CMO Series 2016-53 Class KS
1-month USD LIBOR + 6.000% 08/25/2046	4.766%	30,231,746	6,614,083
CMO Series 2017-8 Class SB
1-month USD LIBOR + 6.100% 02/25/2047	4.866%	26,956,740	4,825,407
CMO Series 416 Class S1
1-month USD LIBOR + 6.100% 11/25/2042	4.866%	9,121,186	1,799,142
Federal National Mortgage Association(b),(h),(i)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	10,851,435	1
CMO Series 2016-62 Class AS
09/25/2046	1.901%	39,149,909	1,945,657
Federal National Mortgage Association(i)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	27,103,544	3,463,158
CMO Series 2012-121 Class GI
08/25/2039	3.500%	8,363,806	973,085
CMO Series 2012-129 Class IC
01/25/2041	3.500%	12,796,868	1,862,599
CMO Series 2012-133 Class EI
07/25/2031	3.500%	5,228,201	564,533
CMO Series 2012-134 Class AI
07/25/2040	3.500%	20,770,385	2,821,626
CMO Series 2012-144 Class HI
07/25/2042	3.500%	5,361,326	679,967
CMO Series 2012-96 Class CI
04/25/2039	3.500%	9,740,984	837,149
CMO Series 2013-1 Class AI
02/25/2043	3.500%	5,825,955	1,116,548
CMO Series 2013-1 Class BI
02/25/2040	3.500%	4,202,277	395,330
CMO Series 2013-16 Class
01/25/2040	3.500%	13,932,601	1,778,477

4	Columbia U.S. Government Mortgage Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia U.S. Government Mortgage Fund, August 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-41 Class IY
05/25/2040	3.500%	15,921,705	1,612,283
CMO Series 2013-6 Class MI
02/25/2040	3.500%	12,457,371	1,597,694
CMO Series 417 Class C4
02/25/2043	3.500%	19,167,953	3,842,480
CMO STRIPS Series 417 Class C5
02/25/2043	3.500%	6,891,056	1,294,442
Government National Mortgage Association
03/15/2030	7.000%	17,337	17,434
12/15/2031- 02/15/2032	6.500%	210,476	234,735
12/15/2032	6.000%	75,778	88,018
09/15/2033- 08/20/2040	5.000%	15,445,679	16,926,410
Government National Mortgage Association(d)
09/21/2047	3.000%	47,000,000	47,974,883
09/21/2047	3.500%	55,500,000	57,876,094
09/21/2047	4.000%	39,500,000	41,627,754
Government National Mortgage Association(i)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	8,621,203	1,601,504
CMO Series 2012-129 Class AI
08/20/2037	3.000%	10,943,318	857,394
CMO Series 2012-38 Class MI
03/20/2042	4.000%	19,065,781	3,416,884
CMO Series 2014-131 Class EI
09/16/2039	4.000%	15,273,927	2,295,879
CMO Series 2015-175 Class AI
10/16/2038	3.500%	31,193,029	4,418,739
Government National Mortgage Association(b),(i)
CMO Series 2014-131 Class BS
1-month USD LIBOR + 6.200% 09/16/2044	4.972%	18,399,826	4,813,157
CMO Series 2015-144 Class SA
1-month USD LIBOR + 6.200% 10/20/2045	4.969%	18,289,913	4,413,910
CMO Series 2016-108 Class SN
1-month USD LIBOR + 6.080% 08/20/2046	4.849%	10,449,668	2,576,602
CMO Series 2016-146 Class NS
1-month USD LIBOR + 6.100% 10/20/2046	4.869%	12,216,341	2,946,227
Vendee Mortgage Trust(b),(h),(i)
CMO Series 1998-1 Class 2IO
03/15/2028	0.316%	1,514,127	10,689
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 1998-3 Class IO
03/15/2029	0.119%	1,857,294	2,106
Total Residential Mortgage-Backed Securities - Agency (Cost $2,096,018,471)			2,090,816,041

Residential Mortgage-Backed Securities - Non-Agency 12.8%

Angel Oak Mortgage Trust I LLC(a),(b),(h)
CMO Series 2017-2 Class M1
07/25/2047	3.737%	9,583,000	9,672,986
Angel Oak Mortgage Trust I LLC(a)
Series 2016-1 Class A1
07/25/2046	3.500%	13,405,684	13,657,623
Angel Oak Mortgage Trust LLC(a),(b),(h)
CMO Series 2017-1 Class M1
01/25/2047	4.629%	4,545,000	4,544,368
Angel Oak Mortgage Trust LLC(a)
Series 2015-1
11/25/2045	4.500%	747,195	746,561
ASG Resecuritization Trust(a),(b),(h)
CMO Series 2013-2 Class 1A60
12/28/2035	3.299%	338,500	337,857
CMO Series 2013-2 Class 2A70
11/28/2035	3.410%	1,472,744	1,473,775
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-NPL1 Class A1
01/28/2032	3.598%	9,102,362	9,086,374
Subordinated, CMO Series 2016-SPL2 Class B3
06/28/2053	5.500%	6,983,050	7,255,288
BCAP LLC Trust(a),(b),(h)
CMO Series 2012-RR10 Class 2A1
09/26/2036	3.495%	2,314,214	2,332,578
CMO Series 2012-RR7 Class 2A3
07/26/2036	3.386%	1,502,107	1,496,108
CMO Series 2014-RR3 Class 3A1
07/26/2036	1.366%	714,987	706,193
BCAP LLC Trust(a)
Series 2013-RR1 Class 10A1
10/26/2036	3.000%	1,721,247	1,723,595
Bellemeade Re II Ltd.(a),(b)
CMO Series 2016-1A Class M2A
1-month USD LIBOR + 4.500% 04/25/2026	5.734%	564,383	565,402
CIM Trust(a),(b)
CMO Series 2015-3AG Class A2
1-month USD LIBOR + 3.500% 10/25/2057	4.737%	5,000,000	5,064,669
CIM Trust(a),(c)
CMO Series 2017-6 Class A1
09/25/2037	3.000%	6,615,000	6,623,017

Columbia U.S. Government Mortgage Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia U.S. Government Mortgage Fund, August 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a),(b),(h)
CMO Series 2009-11 Class 1A2
02/25/2037	3.580%	710,201	643,655
CMO Series 2010-7 Class 3A4
12/25/2035	5.500%	1,096,841	1,099,474
CMO Series 2014-A Class B2
01/25/2035	5.457%	2,211,976	2,324,192
CMO Series 2014-C Class A
02/25/2054	3.250%	1,072,654	1,075,244
CMO Series 2015-A Class B3
06/25/2058	4.500%	3,362,339	3,216,686
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	5,650,287	5,468,505
COLT LLC(a),(b)
CMO Series 15-1 Class A1V
1-month USD LIBOR + 3.000% 12/26/2045	4.234%	1,027,404	1,032,523
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	5,703,923	5,736,234
COLT Mortgage Loan Trust(a),(b),(h)
CMO Series 2016-2 Class A2
09/25/2046	3.250%	4,652,706	4,724,863
CMO Series 2016-3 Class M1
12/26/2046	5.500%	9,820,000	9,827,913
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 10A5
04/27/2037	4.000%	2,682,504	2,675,813
CMO Series 2010-9R Class 7A5
05/27/2037	4.000%	591,769	590,543
Credit Suisse Mortgage Capital Certificates(a),(b),(h)
CMO Series 2011-2R Class 2A9
07/27/2036	3.324%	6,985,000	7,046,468
CMO Series 2013-2R Class 1A5
05/27/2036	3.404%	4,656,716	4,648,880
CMO Series 2014-2R Class 17A2
04/27/2037	3.364%	2,295,939	2,274,357
CMO Series 2014-RPL4 Class A1
08/25/2062	3.625%	5,159,772	5,318,914
CMO Series 2014-RPL4 Class A2
08/25/2062	4.785%	8,250,000	8,436,052
Credit Suisse Mortgage Capital Certificates(a),(b),(c)
Series 2012-11 Class 3A2
1-month USD LIBOR + 1.000% 06/29/2047	2.239%	1,908,987	1,763,278
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Securities (USA) LLC(a)
CMO Series 2014-5R Class 5A2
07/27/2037	3.250%	1,720,826	1,676,945
CSMC Trust(a),(b),(h)
CMO Series 2015-RPL1 Class A2
02/25/2057	4.679%	7,000,000	7,034,784
Deephaven Residential Mortgage Trust(a)
CMO Series 2017-1A Class A3
12/26/2046	3.485%	8,036,963	8,060,109
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
CMO Series 2003-1 Class 1A7
04/25/2033	5.500%	227,337	230,438
GCAT (a)
Series 2017-1 Class A2
03/25/2047	3.375%	11,952,239	11,939,450
Jefferies Resecuritization Trust(a)
CMO Series 2014-R1 Class 1A1
12/27/2037	4.000%	513,394	512,654
Mill City Mortgage Trust(a),(b),(h)
CMO Series 2015-1 Class M1
06/25/2056	3.416%	10,000,000	10,063,832
CMO Series 2015-2 Class M2
09/25/2057	3.610%	5,778,000	5,409,901
New Residential Mortgage Loan Trust(a),(b),(h),(i)
CMO Series 2014-1A Class AIO
01/25/2054	2.291%	35,740,264	1,791,924
NRPL Trust(a),(b),(h)
CMO Series 2014-1A Class A1
04/25/2054	3.250%	3,314,017	3,318,339
NRZ Excess Spread-Collateralized Notes(a),(c)
CMO Series 2016-PLS2 Class A
07/25/2021	5.683%	2,370,618	2,373,581
Oak Hill Advisors Residential Loan Trust(a)
CMO Series 2017-NPL1 Class A1
06/25/2057	3.000%	5,993,077	5,993,019
Oaktown Re Ltd.(a),(b),(c)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	3.484%	5,732,712	5,732,712
PennyMac Mortgage Investment Trust(a),(b),(c)
Series 2017-GT1 Class A
1-month USD LIBOR + 4.750% 02/25/2050	5.984%	18,000,000	18,096,480
PNMAC GMSR Issuer Trust(a),(b),(c)
Series 2017-GT2 Class A
1-month USD LIBOR + 4.000% 08/25/2023	5.231%	18,700,000	18,700,000
Pretium Mortgage Credit Partners I(a)
CMO Series 2017-NPL2 Class A1
03/28/2057	3.250%	4,752,707	4,762,130

6	Columbia U.S. Government Mortgage Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia U.S. Government Mortgage Fund, August 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RBSSP Resecuritization Trust(a),(b),(h)
CMO Series 2009-12 Class 9A1
03/25/2036	3.380%	380,209	381,882
CMO Series 2012-1 Class 5A2
12/27/2035	3.358%	5,437,104	5,032,584
RBSSP Resecuritization Trust(a)
CMO Series 2012-5 Class 2A1
07/26/2036	5.750%	2,584,009	2,638,014
SGR Residential Mortgage Trust(a)
CMO Series 2016-1 Class A1
11/25/2046	3.750%	5,175,949	5,141,093
Sunset Mortgage Loan Co., LLC(a)
CMO Series 2017-NPL1 Class A
06/16/2047	3.500%	13,362,745	13,403,087
Vericrest Opportunity Loan Transferee LIX LLC(a)
CMO Series 2017-NPL6 Class A1
05/25/2047	3.250%	6,554,316	6,555,170
VML LLC(a)
CMO Series 2014-NPL1 Class A1
04/27/2054	3.875%	262,235	262,355
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $268,866,370)			272,300,471
Options Purchased Calls 0.2%
Value ($)
(Cost $3,096,000)	3,863,112

Options Purchased Puts 0.0%

(Cost $5,616,100)	1,524,200

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.146%(k),(l)	1,657,898	1,657,898
Total Money Market Funds (Cost $1,657,898)		1,657,898
Total Investments (Cost: $2,687,912,732)		2,687,948,751
Other Assets & Liabilities, Net		(566,994,661)
Net Assets		2,120,954,090

At August 31, 2017, securities and/or cash totaling $12,255,372 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	1,378	12/2017	USD	163,665,156	266,315	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(20)	12/2017	USD	(3,154,260)	—	(16,138)
U.S. Treasury 10-Year Note	(4,194)	12/2017	USD	(535,000,438)	—	(910,479)
Total					—	(926,617)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	120,000,000	120,000,000	2.40	05/2018	3,096,000	3,863,112

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	497,000,000	497,000,000	2.30	05/2018	5,616,100	1,524,200

Columbia U.S. Government Mortgage Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia U.S. Government Mortgage Fund, August 31, 2017 (Unaudited)
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(250,000,000)	(250,000,000)	2.10	02/2018	(2,300,000)	(3,612,825)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	4.518	USD	3,000,000	(317,212)	1,750	—	(354,669)	39,207	—
Markit CMBX North America Index, Series 6 BBB-	Credit Suisse	05/11/2063	3.000	Monthly	6.418	USD	4,250,000	(598,391)	2,479	—	(458,643)	—	(137,269)
Markit CMBX North America Index, Series 7 BBB-	Credit Suisse	01/17/2047	3.000	Monthly	5.171	USD	7,500,000	(818,029)	4,375	—	(671,589)	—	(142,065)
Markit CMBX North America Index, Series 10 BBB-	Goldman Sachs International	11/17/2059	3.000	Monthly	4.518	USD	3,000,000	(317,212)	1,750	—	(341,407)	25,945	—
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	6.418	USD	7,750,000	(1,091,184)	4,521	—	(806,240)	—	(280,423)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	6.418	USD	8,000,000	(1,126,384)	4,667	—	(709,671)	—	(412,046)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	6.418	USD	8,500,000	(1,196,783)	4,958	—	(607,714)	—	(584,111)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	4.518	USD	6,500,000	(687,292)	3,792	—	(802,678)	119,178	—
Markit CMBX North America Index, Series 6 BBB-	JPMorgan	05/11/2063	3.000	Monthly	6.418	USD	3,000,000	(422,394)	1,750	—	(429,180)	8,536	—
Markit CMBX North America Index, Series 7 BBB-	JPMorgan	01/17/2047	3.000	Monthly	5.171	USD	9,000,000	(981,634)	5,250	—	(809,685)	—	(166,699)
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	6.418	USD	3,900,000	(549,112)	2,275	—	(377,623)	—	(169,214)
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	6.418	USD	4,050,000	(570,232)	2,362	—	(243,651)	—	(324,219)
Total									39,929	—	(6,612,750)	192,866	(2,216,046)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
8	Columbia U.S. Government Mortgage Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia U.S. Government Mortgage Fund, August 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At August 31, 2017, the value of these securities amounted to $501,434,822, which represents 23.64% of net assets.
(b)	Variable rate security.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents shares owned in the residual interest of an asset-backed securitization.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2017, the value of these securities amounted to $3,129,004, which represents 0.15% of net assets.
(g)	Zero coupon bond.
(h)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(i)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	The rate shown is the seven-day current annualized yield at August 31, 2017.
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.146%	1,356,166	87,629,547	(87,327,815)	1,657,898	296	—	6,912	1,657,898
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Columbia U.S. Government Mortgage Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia U.S. Government Mortgage Fund, August 31, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	126,294,298	21,899,004	—	148,193,302
Commercial Mortgage-Backed Securities - Agency	—	15,175,005	—	—	15,175,005
Commercial Mortgage-Backed Securities - Non-Agency	—	99,418,722	—	—	99,418,722
Repurchase Agreements	—	55,000,000	—	—	55,000,000
Residential Mortgage-Backed Securities - Agency	—	2,090,816,041	—	—	2,090,816,041
Residential Mortgage-Backed Securities - Non-Agency	—	219,011,403	53,289,068	—	272,300,471
Options Purchased Calls	—	3,863,112	—	—	3,863,112
Options Purchased Puts	—	1,524,200	—	—	1,524,200
Money Market Funds	—	—	—	1,657,898	1,657,898
Total Investments	—	2,611,102,781	75,188,072	1,657,898	2,687,948,751
Derivatives
Asset
Futures Contracts	266,315	—	—	—	266,315
Swap Contracts	—	192,866	—	—	192,866
Liability
Futures Contracts	(926,617)	—	—	—	(926,617)
Options Contracts Written	—	(3,612,825)	—	—	(3,612,825)
Swap Contracts	—	(2,216,046)	—	—	(2,216,046)
Total	(660,302)	2,605,466,776	75,188,072	1,657,898	2,681,652,444
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
10	Columbia U.S. Government Mortgage Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia U.S. Government Mortgage Fund, August 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 05/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 08/31/2017 ($)
Asset-Backed Securities — Non-Agency	20,928,004	—	—	(1,779,000)	2,750,000	—	—	—	21,899,004
Residential Mortgage-Backed Securities — Non-Agency	38,306,585	106,026	717	(283,894)	25,314,749	(2,655,115)	—	(7,500,000)	53,289,068
Total	59,234,589	106,026	717	(2,062,894)	28,064,749	(2,655,115)	—	(7,500,000)	75,188,072
(a) Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2017 was $(2,062,894), which is comprised of Asset-Backed Securities — Non-Agency of $(1,779,000) and Residential Mortgage-Backed Securities — Non-Agency of $(283,894).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and asset backed and preferred stock securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.
Columbia U.S. Government Mortgage Fund | Quarterly Report 2017	11

Portfolio of Investments
Columbia Seligman Communications and Information Fund, August 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.5%
Issuer	Shares	Value ($)
Consumer Discretionary 1.2%
Internet & Direct Marketing Retail 0.2%
Internet & Direct Marketing Retail 0.2%
JD.com, Inc., ADR(a)	330,300	13,842,873
Media 1.0%
Cable & Satellite 0.8%
Comcast Corp., Class A	1,086,400	44,118,704
Movies & Entertainment 0.2%
Viacom, Inc., Class B	375,700	10,745,020
Total Media		54,863,724
Total Consumer Discretionary		68,706,597
Financials 0.0%
Diversified Financial Services 0.0%
Other Diversified Financial Services 0.0%
Hanei Corp.(a),(b),(c),(d)	49,382	0
Total Financials		0
Information Technology 98.1%
Communications Equipment 3.5%
Communications Equipment 3.5%
Arista Networks, Inc.(a)	454,597	80,077,262
Arris International PLC(a)	3,111,332	86,681,709
Brocade Communications Systems, Inc.	2,439,900	30,205,962
Flashpoint Technology, Inc.(a),(b),(c),(d)	246,914	0
Total		196,964,933
Electronic Equipment, Instruments & Components 0.8%
Electronic Equipment & Instruments 0.8%
Keysight Technologies, Inc.(a)	695,800	28,430,388
Orbotech Ltd.(a)	336,700	13,380,458
Total		41,810,846
Internet Software & Services 9.7%
Internet Software & Services 9.7%
Alphabet, Inc., Class A(a)	152,000	145,196,480
Alphabet, Inc., Class C(a)	179,251	168,375,842
eBay, Inc.(a)	2,767,400	99,986,162
Facebook, Inc., Class A(a)	604,000	103,869,880
GoDaddy, Inc., Class A(a)	523,063	23,443,684
Okta, Inc.(a)	202,162	5,456,352
Total		546,328,400
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 6.6%
Data Processing & Outsourced Services 5.5%
Euronet Worldwide, Inc.(a)	281,423	27,655,438
Fidelity National Information Services, Inc.	211,900	19,689,748
PayPal Holdings, Inc.(a)	665,200	41,029,536
Travelport Worldwide Ltd.	3,258,227	49,329,557
Visa, Inc., Class A	1,628,600	168,592,672
Total		306,296,951
IT Consulting & Other Services 1.1%
DXC Technology Co.	736,475	62,600,375
Total IT Services		368,897,326
Semiconductors & Semiconductor Equipment 46.7%
Semiconductor Equipment 15.2%
Applied Materials, Inc.	3,818,400	172,286,208
Lam Research Corp.	2,995,826	497,247,199
Teradyne, Inc.	5,151,460	183,443,491
Total		852,976,898
Semiconductors 31.5%
Broadcom Ltd.	1,313,301	331,043,783
Cavium, Inc.(a)	2,236,056	141,564,705
Cypress Semiconductor Corp.	1,351,200	18,497,928
Inphi Corp.(a)	1,858,600	71,165,794
Integrated Device Technology, Inc.(a)	4,415,400	109,104,534
Lattice Semiconductor Corp.(a),(e)	13,507,877	76,319,505
Maxim Integrated Products, Inc.	3,408,207	159,026,939
Microchip Technology, Inc.	1,372,800	119,159,040
Micron Technology, Inc.(a)	9,592,500	306,672,225
ON Semiconductor Corp.(a)	4,777,288	81,596,079
Qorvo, Inc.(a)	3,004,691	220,003,475
Synaptics, Inc.(a),(e)	3,332,084	138,514,732
Total		1,772,668,739
Total Semiconductors & Semiconductor Equipment		2,625,645,637
Software 17.1%
Application Software 8.8%
Adobe Systems, Inc.(a)	143,000	22,187,880
Nuance Communications, Inc.(a)	9,211,594	148,030,315
Salesforce.com, Inc.(a)	602,051	57,489,850
Splunk, Inc.(a)	299,000	20,059,910

Columbia Seligman Communications and Information Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Seligman Communications and Information Fund, August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Synopsys, Inc.(a)	2,720,233	218,761,138
Verint Systems, Inc.(a)	406,900	16,153,930
Zendesk, Inc.(a)	506,100	13,867,140
Total		496,550,163
Home Entertainment Software 0.3%
Zynga, Inc., Class A(a)	5,055,300	18,957,375
Systems Software 8.0%
Check Point Software Technologies Ltd.(a)	344,749	38,567,071
CyberArk Software Ltd.(a)	196,070	7,844,761
Fortinet, Inc.(a)	2,193,111	83,776,840
Microsoft Corp.	676,400	50,574,428
Oracle Corp.	2,743,600	138,085,388
Tableau Software, Inc., Class A(a)	344,886	24,997,337
TiVo Corp.	5,618,800	102,824,040
Total		446,669,865
Total Software		962,177,403
Technology Hardware, Storage & Peripherals 13.7%
Technology Hardware, Storage & Peripherals 13.7%
Apple, Inc.	2,133,900	349,959,600
Electronics for Imaging, Inc.(a),(e)	2,986,359	106,194,926
Hewlett Packard Enterprise Co.	2,173,700	39,257,022
Western Digital Corp.	2,104,600	185,773,042
Xerox Corp.	2,813,025	90,776,317
Total		771,960,907
Total Information Technology		5,513,785,452
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 0.2%
Diversified Telecommunication Services 0.2%
Integrated Telecommunication Services 0.2%
Ooma, Inc.(a),(e)	1,029,168	10,085,847
Total Telecommunication Services		10,085,847
Total Common Stocks (Cost: $3,540,709,938)		5,592,577,896

Money Market Funds 0.3%

Columbia Short-Term Cash Fund, 1.146%(e),(f)	15,683,032	15,683,032
Total Money Market Funds (Cost: $15,682,140)		15,683,032
Total Investments (Cost $3,556,392,078)		5,608,260,928
Other Assets & Liabilities, Net		11,208,921
Net Assets		$5,619,469,849

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2017, the value of these securities amounted to $0, which represents less than 0.01% of net assets.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.146%	208,494,820	216,677,263	(409,489,051)	15,683,032	(12,128)	212	260,260	15,683,032
Electronics for Imaging, Inc.*	1,591,833	1,494,625	(100,099)	2,986,359	660,225	(9,613,472)	—	106,194,926
Lattice Semiconductor Corp.	13,507,877	—	—	13,507,877	—	(17,560,240)	—	76,319,505
2	Columbia Seligman Communications and Information Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Seligman Communications and Information Fund, August 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Ooma, Inc.	958,868	70,300	—	1,029,168	—	1,445,919	—	10,085,847
Synaptics, Inc.	2,948,949	418,600	(35,465)	3,332,084	120,049	(45,820,006)	—	138,514,732
Total	227,502,347	218,660,788	(409,624,615)	36,538,520	768,146	(71,547,587)	260,260	346,798,042

*	Issuer was not an affiliate for the entire period ended August 31, 2017.

(f)	The rate shown is the seven-day current annualized yield at August 31, 2017.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
Columbia Seligman Communications and Information Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Seligman Communications and Information Fund, August 31, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	68,706,597	—	—	—	68,706,597
Financials	—	—	0*	—	0*
Information Technology	5,513,785,452	—	0*	—	5,513,785,452
Telecommunication Services	10,085,847	—	—	—	10,085,847
Total Common Stocks	5,592,577,896	—	0*	—	5,592,577,896
Money Market Funds	—	—	—	15,683,032	15,683,032
Total Investments	5,592,577,896	—	0*	15,683,032	5,608,260,928

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the company’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the company’s capital balance.
4	Columbia Seligman Communications and Information Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Select Large-Cap Value Fund, August 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.7%
Issuer	Shares	Value ($)
Consumer Discretionary 2.5%
Specialty Retail 2.5%
Lowe’s Companies, Inc.	288,657	21,328,866
Total Consumer Discretionary		21,328,866
Consumer Staples 10.6%
Food & Staples Retailing 1.0%
Costco Wholesale Corp.	56,153	8,801,421
Food Products 3.5%
Tyson Foods, Inc., Class A	487,961	30,887,931
Tobacco 6.1%
Altria Group, Inc.	348,867	22,118,168
Philip Morris International, Inc.	268,233	31,364,485
Total		53,482,653
Total Consumer Staples		93,172,005
Energy 13.0%
Energy Equipment & Services 2.2%
Halliburton Co.	483,735	18,851,153
Oil, Gas & Consumable Fuels 10.8%
Anadarko Petroleum Corp.	459,223	18,795,997
Chevron Corp.	176,073	18,948,976
Marathon Oil Corp.	88,830	987,790
Marathon Petroleum Corp.	310,286	16,274,501
Valero Energy Corp.	224,337	15,277,350
Williams Companies, Inc. (The)	831,239	24,712,735
Total		94,997,349
Total Energy		113,848,502
Financials 24.6%
Banks 13.5%
Bank of America Corp.	1,294,716	30,930,765
Citigroup, Inc.	511,238	34,779,521
JPMorgan Chase & Co.	295,935	26,897,532
Wells Fargo & Co.	499,540	25,511,508
Total		118,119,326
Capital Markets 2.9%
Morgan Stanley	562,369	25,587,790
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 8.2%
American International Group, Inc.	393,986	23,828,273
MetLife, Inc.	509,433	23,856,747
Unum Group	508,731	24,510,660
Total		72,195,680
Total Financials		215,902,796
Health Care 9.5%
Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	268,930	16,684,417
Health Care Providers & Services 4.8%
Express Scripts Holding Co.(a)	187,766	11,795,460
Humana, Inc.	118,073	30,417,966
Total		42,213,426
Pharmaceuticals 2.8%
Bristol-Myers Squibb Co.	401,370	24,274,858
Total Health Care		83,172,701
Industrials 9.2%
Aerospace & Defense 2.0%
United Technologies Corp.	144,883	17,345,393
Industrial Conglomerates 3.1%
Honeywell International, Inc.	198,500	27,446,595
Road & Rail 4.1%
CSX Corp.	481,275	24,160,005
Union Pacific Corp.	106,932	11,259,939
Total		35,419,944
Total Industrials		80,211,932
Information Technology 13.2%
Communications Equipment 1.7%
Juniper Networks, Inc.	535,907	14,860,701
Electronic Equipment, Instruments & Components 2.2%
Corning, Inc.	677,020	19,471,095
IT Services 3.1%
Teradata Corp.(a)	851,491	27,179,593

Columbia Select Large-Cap Value Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Select Large-Cap Value Fund, August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 6.2%
Applied Materials, Inc.	593,739	26,789,504
QUALCOMM, Inc.	527,551	27,575,091
Total		54,364,595
Total Information Technology		115,875,984
Materials 3.7%
Chemicals 3.7%
FMC Corp.	375,257	32,354,659
Total Materials		32,354,659
Telecommunication Services 3.5%
Diversified Telecommunication Services 3.5%
Verizon Communications, Inc.	644,804	30,931,248
Total Telecommunication Services		30,931,248
Utilities 6.9%
Electric Utilities 4.4%
NextEra Energy, Inc.	257,979	38,828,419
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 2.5%
AES Corp. (The)	1,983,599	21,898,933
Total Utilities		60,727,352
Total Common Stocks (Cost $516,626,635)		847,526,045

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.146%(b),(c)	32,670,083	32,670,083
Total Money Market Funds (Cost $32,669,358)		32,670,083
Total Investments (Cost: $549,295,993)		880,196,128
Other Assets & Liabilities, Net		(3,084,725)
Net Assets		877,111,403

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.146%	12,813,997	93,860,243	(74,004,157)	32,670,083	(6,504)	725	70,260	32,670,083
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
2	Columbia Select Large-Cap Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Select Large-Cap Value Fund, August 31, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	21,328,866	—	—	—	21,328,866
Consumer Staples	93,172,005	—	—	—	93,172,005
Energy	113,848,502	—	—	—	113,848,502
Financials	215,902,796	—	—	—	215,902,796
Health Care	83,172,701	—	—	—	83,172,701
Industrials	80,211,932	—	—	—	80,211,932
Information Technology	115,875,984	—	—	—	115,875,984
Materials	32,354,659	—	—	—	32,354,659
Telecommunication Services	30,931,248	—	—	—	30,931,248
Utilities	60,727,352	—	—	—	60,727,352
Total Common Stocks	847,526,045	—	—	—	847,526,045
Money Market Funds	—	—	—	32,670,083	32,670,083
Total Investments	847,526,045	—	—	32,670,083	880,196,128
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Select Large-Cap Value Fund | Quarterly Report 2017	3

Portfolio of Investments
Columbia Select Smaller-Cap Value Fund, August 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.1%
Issuer	Shares	Value ($)
Consumer Discretionary 12.0%
Auto Components 3.7%
American Axle & Manufacturing Holdings, Inc.(a)	650,000	9,496,500
Motorcar Parts of America, Inc.(a)	555,000	14,579,850
Total		24,076,350
Hotels, Restaurants & Leisure 4.0%
Red Robin Gourmet Burgers, Inc.(a)	240,000	13,680,000
Texas Roadhouse, Inc.	270,000	12,811,500
Total		26,491,500
Household Durables 4.2%
Lennar Corp., Class A	315,000	16,304,400
William Lyon Homes, Inc., Class A(a)	475,000	11,395,250
Total		27,699,650
Specialty Retail 0.1%
Vitamin Shoppe, Inc.(a)	159,686	854,320
Total Consumer Discretionary		79,121,820
Consumer Staples 1.7%
Food Products 1.7%
Dean Foods Co.	1,000,000	11,000,000
Total Consumer Staples		11,000,000
Energy 3.7%
Energy Equipment & Services 3.7%
Exterran Corp.(a)	460,000	12,760,400
Superior Energy Services, Inc.(a)	894,500	7,370,680
Tetra Technologies, Inc.(a)	2,000,000	4,120,000
Total		24,251,080
Total Energy		24,251,080
Financials 20.1%
Banks 2.1%
Opus Bank	600,000	13,440,000
Insurance 11.3%
Aspen Insurance Holdings Ltd.	247,300	11,177,960
Hanover Insurance Group, Inc. (The)	180,000	17,672,400
Lincoln National Corp.	280,000	19,000,800
National General Holdings Corp.	750,000	12,877,500
State National Companies, Inc.	651,600	13,533,732
Total		74,262,392
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 2.4%
Ladder Capital Corp., Class A	1,161,896	15,941,213
Thrifts & Mortgage Finance 4.3%
BofI Holding, Inc.(a)	881,500	23,368,565
Radian Group, Inc.	295,113	5,164,478
Total		28,533,043
Total Financials		132,176,648
Health Care 11.0%
Biotechnology 2.6%
Ligand Pharmaceuticals, Inc.(a)	131,500	16,946,405
Health Care Equipment & Supplies 2.9%
Analogic Corp.	130,000	9,301,500
Dentsply Sirona, Inc.	175,000	9,899,750
Total		19,201,250
Health Care Providers & Services 2.8%
WellCare Health Plans, Inc.(a)	106,500	18,603,420
Pharmaceuticals 2.7%
Impax Laboratories, Inc.(a)	835,000	18,077,750
Total Health Care		72,828,825
Industrials 9.7%
Aerospace & Defense 1.8%
Cubic Corp.	280,000	12,026,000
Airlines 2.9%
United Continental Holdings, Inc.(a)	311,713	19,313,738
Commercial Services & Supplies 3.0%
Waste Connections, Inc.	295,500	19,706,895
Road & Rail 2.0%
Swift Transportation Co.(a)	455,500	12,776,775
Total Industrials		63,823,408
Information Technology 23.8%
Communications Equipment 7.0%
Calix, Inc.(a),(b)	2,629,041	12,882,301
Extreme Networks, Inc.(a)	2,077,903	23,750,431
Viavi Solutions, Inc.(a)	950,000	9,538,000
Total		46,170,732

Columbia Select Smaller-Cap Value Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Select Smaller-Cap Value Fund, August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 4.0%
Belden, Inc.	145,000	11,175,150
Orbotech Ltd.(a)	377,181	14,989,173
Total		26,164,323
IT Services 6.7%
CACI International, Inc., Class A(a)	175,441	22,772,242
EPAM Systems, Inc.(a)	260,500	21,186,465
Total		43,958,707
Software 3.5%
BroadSoft, Inc.(a)	468,022	23,190,490
Technology Hardware, Storage & Peripherals 2.6%
Electronics for Imaging, Inc.(a)	479,900	17,065,244
Total Information Technology		156,549,496
Materials 8.0%
Chemicals 2.8%
Minerals Technologies, Inc.	285,303	18,259,392
Containers & Packaging 3.4%
Owens-Illinois, Inc.(a)	900,000	22,176,000
Metals & Mining 1.8%
Warrior Met Coal, Inc.	450,000	12,280,500
Total Materials		52,715,892
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.5%
Gaming and Leisure Properties, Inc.	425,000	16,655,750
Total Real Estate		16,655,750
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 5.6%
Diversified Telecommunication Services 1.4%
Globalstar, Inc.(a)	4,600,000	8,832,000
Wireless Telecommunication Services 4.2%
Telephone & Data Systems, Inc.	950,000	27,844,500
Total Telecommunication Services		36,676,500
Total Common Stocks (Cost $531,593,809)		645,799,419

Rights —%

Industrials —%
Airlines —%
American Airlines Escrow(a),(c),(d),(e)	52,560	0
Total Industrials		0
Total Rights (Cost $—)		0

Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.146%(b),(f)	355,611	355,611
Total Money Market Funds (Cost $355,611)		355,611
Total Investments (Cost: $531,949,420)		646,155,030
Other Assets & Liabilities, Net		12,290,848
Net Assets		658,445,878

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Calix, Inc.	2,629,041	—	—	2,629,041	—	(4,337,917)	—	12,882,301
Columbia Short-Term Cash Fund, 1.146%	20,342,520	14,458,509	(34,445,418)	355,611	(1,140)	—	15,785	355,611
Total	22,971,561	14,458,509	(34,445,418)	2,984,652	(1,140)	(4,337,917)	15,785	13,237,912

2	Columbia Select Smaller-Cap Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Select Smaller-Cap Value Fund, August 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2017, the value of these securities rounds to zero, which represents less than 0.01% of net assets.
(d)	Negligible market value.
(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at August 31, 2017.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2017:
Columbia Select Smaller-Cap Value Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Select Smaller-Cap Value Fund, August 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	79,121,820	—	—	—	79,121,820
Consumer Staples	11,000,000	—	—	—	11,000,000
Energy	24,251,080	—	—	—	24,251,080
Financials	132,176,648	—	—	—	132,176,648
Health Care	72,828,825	—	—	—	72,828,825
Industrials	63,823,408	—	—	—	63,823,408
Information Technology	156,549,496	—	—	—	156,549,496
Materials	52,715,892	—	—	—	52,715,892
Real Estate	16,655,750	—	—	—	16,655,750
Telecommunication Services	36,676,500	—	—	—	36,676,500
Total Common Stocks	645,799,419	—	—	—	645,799,419
Rights
Industrials	—	—	0*	—	0*
Money Market Funds	—	—	—	355,611	355,611
Total Investments	645,799,419	—	0*	355,611	646,155,030

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions related to the potential actions of the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
4	Columbia Select Smaller-Cap Value Fund | Quarterly Report 2017

Consolidated Portfolio of Investments
Columbia Commodity Strategy Fund, August 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Treasury Bills 20.1%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 20.1%
U.S. Treasury Bills
12/07/2017	0.970%	15,000,000	14,960,913
03/29/2018	1.050%	20,000,000	19,879,946
04/26/2018	1.120%	40,000,000	39,709,081
Total			74,549,940
Total			74,549,940
Total Treasury Bills (Cost $74,537,899)			74,549,940

U.S. Government & Agency Obligations 13.5%

Federal Home Loan Banks Discount Notes
09/21/2017	1.030%	20,000,000	19,988,099
Federal Home Loan Mortgage Corp. Discount Notes
12/01/2017	1.080%	20,000,000	19,945,460
U.S. Government & Agency Obligations (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Federal National Mortgage Association Discount Notes
10/30/2017	1.000%	10,000,000	9,983,613
Total U.S. Government & Agency Obligations (Cost $49,925,083)			49,917,172

Money Market Funds 69.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.146%(a),(b)	255,252,420	255,252,420
Total Money Market Funds (Cost $255,242,605)		255,252,420
Total Investments (Cost: $379,705,587)		379,719,532
Other Assets & Liabilities, Net		(9,628,245)
Net Assets		370,091,287

At August 31, 2017, securities and/or cash totaling $22,200,651 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	272	09/2017	USD	14,377,920	693,415	—
Coffee C	161	12/2017	USD	7,809,506	—	(916,725)
Copper	436	12/2017	USD	33,773,650	1,717,919	—
Corn	1,283	12/2017	USD	22,949,663	—	(1,336,495)
Cotton	145	12/2017	USD	5,142,425	214,600	—
Gold 100 oz.	348	12/2017	USD	46,012,560	2,880,561	—
HRW Wheat	231	12/2017	USD	5,038,688	—	(533,829)
Lead	105	11/2017	USD	6,274,406	110,897	—
Lean Hogs	192	10/2017	USD	4,715,520	—	(453,518)
Live Cattle	315	10/2017	USD	13,280,400	—	(1,281,340)
Natural Gas	821	12/2017	USD	27,306,460	519,503	—
Nickel	137	11/2017	USD	9,692,613	302,908	—
NY Harbor ULSD	195	12/2017	USD	13,856,661	1,066,907	—
Primary Aluminum	390	11/2017	USD	20,631,000	803,063	—
RBOB Gasoline	355	10/2017	USD	23,942,478	1,759,680	—
Silver	183	12/2017	USD	16,081,125	651,141	—
Soybean	91	11/2017	USD	4,300,888	126,666	—
Soybean	342	11/2017	USD	16,163,775	—	(358,922)
Soybean Meal	50	12/2017	USD	1,497,500	2,859	—
Soybean Meal	335	12/2017	USD	10,033,250	—	(504,187)
Soybean Oil	481	12/2017	USD	10,118,316	328,974	—
Sugar #11	233	09/2017	USD	3,757,824	408,612	—
Sugar #11	306	09/2017	USD	4,935,168	—	(4,073)
Wheat	687	12/2017	USD	14,925,075	—	(1,059,334)
WTI Crude	488	10/2017	USD	23,404,480	—	(491,308)
WTI Crude	32	10/2017	USD	1,534,720	—	(71)
Zinc	101	11/2017	USD	7,941,125	297,248	—
Total					11,884,953	(6,939,802)
Columbia Commodity Strategy Fund | Quarterly Report 2017	1

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, August 31, 2017 (Unaudited)
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at August 31, 2017.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.146%	154,143,322	246,488,981	(145,379,883)	255,252,420	(2,304)	8,307	460,061	255,252,420
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
2	Columbia Commodity Strategy Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, August 31, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Treasury Bills	74,549,940	—	—	—	74,549,940
U.S. Government & Agency Obligations	—	49,917,172	—	—	49,917,172
Money Market Funds	—	—	—	255,252,420	255,252,420
Total Investments	74,549,940	49,917,172	—	255,252,420	379,719,532
Derivatives
Asset
Futures Contracts	11,884,953	—	—	—	11,884,953
Liability
Futures Contracts	(6,939,802)	—	—	—	(6,939,802)
Total	79,495,091	49,917,172	—	255,252,420	384,664,683
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Commodity Strategy Fund | Quarterly Report 2017	3

Portfolio of Investments
Columbia Flexible Capital Income Fund, August 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 34.4%
Issuer	Shares	Value ($)
Consumer Discretionary 1.7%
Hotels, Restaurants & Leisure 1.7%
Extended Stay America, Inc.	258,000	5,054,220
Six Flags Entertainment Corp.	72,500	3,956,325
Total		9,010,545
Total Consumer Discretionary		9,010,545
Consumer Staples 3.1%
Food & Staples Retailing 1.5%
SYSCO Corp.	105,000	5,530,350
Wal-Mart Stores, Inc.	33,500	2,615,345
Total		8,145,695
Household Products 0.8%
Procter & Gamble Co. (The)	45,000	4,152,150
Tobacco 0.8%
Altria Group, Inc.	67,500	4,279,500
Total Consumer Staples		16,577,345
Energy 2.1%
Oil, Gas & Consumable Fuels 2.1%
BP PLC, ADR	145,000	5,035,850
Goodrich Petroleum Corp.(a)	56,448	485,453
Goodrich Petroleum Corp.(a),(b),(c)	3,775,000	4
Stone Energy Corp.(a)	60,721	1,469,448
Suncor Energy, Inc.	135,000	4,229,550
Total		11,220,305
Total Energy		11,220,305
Financials 7.2%
Banks 3.5%
Bank of America Corp.	225,000	5,375,250
Citigroup, Inc.	77,500	5,272,325
First Hawaiian, Inc.	95,000	2,573,550
PacWest Bancorp	115,000	5,192,250
Total		18,413,375
Capital Markets 1.4%
Ares Capital Corp.	315,000	5,058,900
TCG BDC, Inc.	137,500	2,543,750
Total		7,602,650
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 0.9%
MetLife, Inc.	50,000	2,341,500
Validus Holdings Ltd.	50,000	2,507,500
Total		4,849,000
Mortgage Real Estate Investment Trusts (REITS) 1.4%
Blackstone Mortgage Trust, Inc.	70,000	2,194,500
Starwood Property Trust, Inc.	235,000	5,219,350
Total		7,413,850
Total Financials		38,278,875
Health Care 3.4%
Biotechnology 1.5%
AbbVie, Inc.	75,000	5,647,500
Gilead Sciences, Inc.	32,000	2,678,720
Total		8,326,220
Health Care Equipment & Supplies 0.9%
Medtronic PLC	60,000	4,837,200
Pharmaceuticals 1.0%
Merck & Co., Inc.	82,500	5,268,450
Total Health Care		18,431,870
Industrials 2.8%
Aerospace & Defense 1.8%
L3 Technologies, Inc.	21,500	3,901,820
Lockheed Martin Corp.	18,500	5,649,715
Total		9,551,535
Transportation Infrastructure 1.0%
Macquarie Infrastructure Corp.	70,000	5,213,600
Total Industrials		14,765,135
Information Technology 7.3%
Communications Equipment 0.7%
Cisco Systems, Inc.	125,000	4,026,250
Electronic Equipment, Instruments & Components 0.7%
Corning, Inc.	140,000	4,026,400
IT Services 0.9%
Automatic Data Processing, Inc.	22,500	2,395,575
Booz Allen Hamilton Holdings Corp.	70,000	2,387,700
Total		4,783,275

Columbia Flexible Capital Income Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.5%
Analog Devices, Inc.	45,000	3,765,150
Broadcom Ltd.	16,000	4,033,120
KLA-Tencor Corp.	30,000	2,810,700
Lam Research Corp.	23,500	3,900,530
Maxim Integrated Products, Inc.	87,500	4,082,750
Total		18,592,250
Software 1.0%
Microsoft Corp.	72,500	5,420,825
Technology Hardware, Storage & Peripherals 0.5%
Western Digital Corp.	27,500	2,427,425
Total Information Technology		39,276,425
Materials 1.8%
Chemicals 0.8%
Dow Chemical Co. (The)	62,500	4,165,625
Containers & Packaging 0.5%
International Paper Co.	50,000	2,693,500
Metals & Mining 0.5%
Warrior Met Coal, Inc.	100,000	2,729,000
Total Materials		9,588,125
Real Estate 1.5%
Equity Real Estate Investment Trusts (REITS) 1.5%
Alexandria Real Estate Equities, Inc.	32,500	3,942,575
Equinix, Inc.	8,600	4,028,326
Total		7,970,901
Total Real Estate		7,970,901
Telecommunication Services 1.0%
Diversified Telecommunication Services 1.0%
AT&T, Inc.	140,000	5,244,400
Total Telecommunication Services		5,244,400
Utilities 2.5%
Electric Utilities 1.5%
American Electric Power Co., Inc.	55,000	4,049,650
Xcel Energy, Inc.	85,000	4,207,500
Total		8,257,150
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 1.0%
NRG Yield, Inc. Class A	280,603	5,104,168
Total Utilities		13,361,318
Total Common Stocks (Cost $155,688,049)		183,725,244

Convertible Bonds 19.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.9%
Navistar International Corp.
04/15/2019	4.750%	4,751,000	4,890,561
Cable and Satellite 1.0%
DISH Network Corp.
08/15/2026	3.375%	4,450,000	5,156,437
Consumer Products 0.5%
Iconix Brand Group, Inc.
03/15/2018	1.500%	2,700,000	2,667,938
Health Care 1.2%
Invacare Corp.
02/15/2021	5.000%	2,300,000	2,551,562
Novavax, Inc.
02/01/2023	3.750%	2,540,000	1,050,925
Teladoc, Inc.(d)
12/15/2022	3.000%	2,700,000	2,912,085
Total			6,514,572
Home Construction 0.8%
SunPower Corp.
01/15/2023	4.000%	4,820,000	4,216,657
Independent Energy 1.0%
Chesapeake Energy Corp.(d)
09/15/2026	5.500%	6,200,000	5,189,524
Chesapeake Energy Corp.
12/15/2038	2.250%	47,000	45,649
Total			5,235,173
Media and Entertainment 0.5%
Liberty Interactive LLC(d)
09/30/2046	1.750%	2,200,000	2,783,000
Oil Field Services 0.2%
Cobalt International Energy, Inc.
05/15/2024	3.125%	3,950,000	888,750

2	Columbia Flexible Capital Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2017 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.6%
Encore Capital Group, Inc.(d)
03/15/2022	3.250%	2,450,000	2,668,969
Walter Investment Management Corp.
11/01/2019	4.500%	3,433,000	635,105
Total			3,304,074
Other Industry 1.3%
General Cable Corp.(e),(f)
Subordinated
11/15/2029	4.500%	5,000,000	4,184,375
Green Plains, Inc.
09/01/2022	4.125%	2,800,000	2,696,750
Total			6,881,125
Other REIT 1.8%
Blackstone Mortgage Trust, Inc.
05/05/2022	4.375%	3,300,000	3,318,562
New York Mortgage Trust, Inc.
01/15/2022	6.250%	2,500,000	2,498,438
Starwood Waypoint Homes(d)
01/15/2022	3.500%	3,500,000	3,959,375
Total			9,776,375
Pharmaceuticals 4.9%
Acorda Therapeutics, Inc.
06/15/2021	1.750%	3,000,000	2,606,250
Aegerion Pharmaceuticals, Inc.
08/15/2019	2.000%	3,000,000	2,394,276
Clovis Oncology, Inc.
09/15/2021	2.500%	2,000,000	2,936,250
Fluidigm Corp.
02/01/2034	2.750%	4,000,000	2,806,300
Horizon Pharma Investment Ltd.
03/15/2022	2.500%	3,000,000	2,722,500
Innoviva, Inc.
Subordinated
01/15/2023	2.125%	2,750,000	2,628,601
Intercept Pharmaceuticals, Inc.
07/01/2023	3.250%	5,000,000	5,021,875
Medicines Co. (The)
07/15/2023	2.750%	2,400,000	2,499,120
PTC Therapeutics, Inc.
08/15/2022	3.000%	3,400,000	2,824,125
Total			26,439,297
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 1.3%
Heritage Insurance Holdings, Inc.(d)
08/01/2037	5.875%	1,600,000	1,606,000
MGIC Investment Corp.(d),(e),(f)
Junior Subordinated
04/01/2063	9.000%	3,800,000	5,113,375
Total			6,719,375
Retailers 0.2%
GNC Holdings, Inc.
08/15/2020	1.500%	1,800,000	1,305,000
Technology 2.5%
Dermira, Inc.(d)
05/15/2022	3.000%	2,500,000	2,535,937
Microchip Technology, Inc.(d)
Junior Subordinated
02/15/2037	2.250%	6,000,000	7,087,500
Micron Technology, Inc.
02/15/2033	2.125%	1,200,000	3,516,000
Total			13,139,437
Transportation Services 0.9%
Aegean Marine Petroleum Network, Inc.(d)
12/15/2021	4.250%	3,500,000	2,626,456
Ship Finance International Ltd.
10/15/2021	5.750%	2,350,000	2,226,625
Total			4,853,081
Total Convertible Bonds (Cost $104,222,401)			104,770,852

Convertible Preferred Stocks 13.3%
Issuer	Coupon Rate	Shares	Value ($)
Consumer Staples 1.0%
Food Products 1.0%
Bunge Ltd.	4.875%	50,000	5,273,450
Total Consumer Staples			5,273,450
Energy 1.2%
Oil, Gas & Consumable Fuels 1.2%
Hess Corp.	8.000%	72,000	3,596,400
WPX Energy, Inc.	6.250%	55,500	2,649,570
Total			6,245,970
Total Energy			6,245,970

Columbia Flexible Capital Income Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2017 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer	Coupon Rate	Shares	Value ($)
Financials 2.6%
Banks 1.0%
Bank of America Corp.	7.250%	4,200	5,535,600
Capital Markets 1.6%
AMG Capital Trust II	5.150%	90,000	5,461,875
Cowen, Inc.	5.625%	3,400	2,934,574
Total			8,396,449
Total Financials			13,932,049
Health Care 2.5%
Health Care Equipment & Supplies 1.0%
Becton Dickinson and Co.	6.125%	100,000	5,562,000
Health Care Providers & Services 0.5%
Anthem, Inc.	5.250%	50,000	2,624,000
Pharmaceuticals 1.0%
Allergan PLC	5.500%	6,200	5,079,288
Total Health Care			13,265,288
Industrials 1.3%
Machinery 1.3%
Rexnord Corp.	5.750%	47,500	2,609,175
Stanley Black & Decker, Inc.	5.375%	37,500	4,150,500
Total			6,759,675
Total Industrials			6,759,675
Information Technology 1.7%
Electronic Equipment, Instruments & Components 1.0%
Belden, Inc.	6.750%	50,000	5,265,050
Internet Software & Services 0.7%
Mandatory Exchangeable Trust(d)	5.750%	20,000	3,903,600
Total Information Technology			9,168,650
Materials 0.5%
Chemicals 0.5%
A. Schulman, Inc.	6.000%	3,000	2,547,930
Total Materials			2,547,930
Real Estate 1.0%
Equity Real Estate Investment Trusts (REITS) 1.0%
American Tower Corp.	5.500%	42,500	5,544,125
Total Real Estate			5,544,125
Convertible Preferred Stocks (continued)
Issuer	Coupon Rate	Shares	Value ($)
Telecommunication Services 0.5%
Wireless Telecommunication Services 0.5%
T-Mobile USA, Inc.	5.500%	25,700	2,692,075
Total Telecommunication Services			2,692,075
Utilities 1.0%
Multi-Utilities 1.0%
DTE Energy Co.	6.500%	95,000	5,363,700
Total Utilities			5,363,700
Total Convertible Preferred Stocks (Cost $65,050,391)			70,792,912

Corporate Bonds & Notes 24.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.9%
McLaren Finance PLC(d)
08/01/2022	5.750%	2,071,000	2,123,222
Navistar International Corp.
11/01/2021	8.250%	2,450,000	2,470,000
Total			4,593,222
Banking 0.9%
Popular, Inc.
07/01/2019	7.000%	4,500,000	4,711,554
Brokerage/Asset Managers/Exchanges 1.0%
LPL Holdings, Inc.(d)
09/15/2025	5.750%	5,000,000	5,220,220
Cable and Satellite 1.7%
Charter Communications Operating LLC/Capital
10/23/2045	6.484%	4,500,000	5,183,289
Telesat Canada/LLC(d)
11/15/2024	8.875%	3,600,000	4,031,680
Total			9,214,969
Chemicals 0.5%
A. Schulman, Inc.
06/01/2023	6.875%	2,300,000	2,381,783
Electric 1.0%
Covanta Holding Corp.
07/01/2025	5.875%	5,177,000	5,138,830
Finance Companies 1.9%
Fortress Transportation & Infrastructure Investors LLC(d)
03/15/2022	6.750%	3,850,000	4,000,316

4	Columbia Flexible Capital Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
iStar, Inc.
04/01/2022	6.000%	3,657,000	3,758,906
Springleaf Finance Corp.
05/15/2022	6.125%	2,500,000	2,631,692
Total			10,390,914
Food and Beverage 1.0%
Chobani LLC/Finance Corp., Inc.(d)
04/15/2025	7.500%	2,572,000	2,804,074
Lamb Weston Holdings, Inc.(d)
11/01/2026	4.875%	2,400,000	2,489,786
Total			5,293,860
Gaming 0.7%
Scientific Games International, Inc.
12/01/2022	10.000%	3,500,000	3,882,816
Health Care 1.0%
Quotient Ltd.(b),(c),(d)
10/15/2023	12.000%	1,330,000	1,330,000
SP Finco LLC(d)
07/01/2025	6.750%	4,200,000	3,954,968
Total			5,284,968
Healthcare Insurance 0.9%
Centene Corp.
01/15/2025	4.750%	4,723,000	4,920,544
Independent Energy 0.8%
Extraction Oil & Gas, Inc.(d)
05/15/2024	7.375%	2,197,000	2,207,981
Stone Energy Corp.
05/31/2022	7.500%	2,369,067	2,247,188
Total			4,455,169
Media and Entertainment 0.9%
Lions Gate Entertainment Corp.(d)
11/01/2024	5.875%	4,450,000	4,650,090
Metals and Mining 1.0%
Constellium NV(d)
03/01/2025	6.625%	5,200,000	5,431,426
Midstream 0.5%
Blue Racer Midstream LLC/Finance Corp.(d)
11/15/2022	6.125%	2,594,000	2,654,557
Oil Field Services 0.6%
Precision Drilling Corp.
12/15/2023	7.750%	749,000	744,202
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SESI LLC(d)
09/15/2024	7.750%	2,600,000	2,618,663
Total			3,362,865
Packaging 2.3%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(d)
02/15/2025	6.000%	2,300,000	2,441,701
BWAY Holding Co.(d)
04/15/2025	7.250%	5,000,000	5,105,480
Novolex (d)
01/15/2025	6.875%	4,700,000	4,880,353
Total			12,427,534
Pharmaceuticals 1.8%
AMAG Pharmaceuticals, Inc.(d)
09/01/2023	7.875%	5,250,000	5,235,374
Valeant Pharmaceuticals International, Inc.(d)
03/01/2023	5.500%	5,400,000	4,539,040
Total			9,774,414
Retailers 0.3%
Rite Aid Corp.
Junior Subordinated
02/15/2027	7.700%	1,613,000	1,559,174
Supermarkets 0.8%
Safeway, Inc.
02/01/2031	7.250%	4,588,000	4,148,676
Technology 1.8%
Diebold, Inc.
04/15/2024	8.500%	4,300,000	4,682,932
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/US Holdings I, LLC(d)
11/30/2024	10.000%	2,250,000	2,560,844
Informatica LLC(d)
07/15/2023	7.125%	2,382,000	2,398,674
Total			9,642,450
Transportation Services 1.0%
Hertz Corp. (The)(d)
06/01/2022	7.625%	2,750,000	2,787,947
Hertz Corp. (The)
10/15/2022	6.250%	3,000,000	2,790,834
Total			5,578,781

Columbia Flexible Capital Income Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 1.1%
Frontier Communications Corp.
09/15/2025	11.000%	6,740,000	5,875,898
Total Corporate Bonds & Notes (Cost $126,751,651)			130,594,714

Limited Partnerships 1.7%
Issuer	Shares	Value ($)
Energy 0.5%
Oil, Gas & Consumable Fuels 0.5%
Enviva Partners LP	87,500	2,550,625
Total Energy		2,550,625
Industrials 0.5%
Trading Companies & Distributors 0.5%
Fortress Transportation & Infrastructure Investors LLC	150,000	2,557,500
Total Industrials		2,557,500
Utilities 0.7%
Independent Power and Renewable Electricity Producers 0.7%
8Point3 Energy Partners LP	275,000	3,965,500
Total Utilities		3,965,500
Total Limited Partnerships (Cost $8,963,332)		9,073,625

Preferred Debt 1.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 1.7%
Citigroup Capital XIII(a),(e),(f)
10/30/2040	6.692%	145,000	3,926,600
Wells Fargo & Co.(a)
12/31/2049	7.500%	4,000	5,324,000
Total			9,250,600
Total Preferred Debt (Cost $8,425,235)			9,250,600
Preferred Stocks 0.5%
Issuer	Coupon Rate	Shares	Value ($)
Financials 0.5%
Banks 0.5%
GMAC Capital Trust I(a),(e),(f)	7.100%	97,500	2,546,700
Total Financials			2,546,700
Total Preferred Stocks (Cost $2,482,575)			2,546,700

Senior Loans 2.3%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.1%
Virtus Investment Partners(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 06/03/2024	4.952%	769,000	777,651
Food and Beverage 0.5%
HLF Financing SARL(f),(g)
Term Loan
3-month USD LIBOR + 5.500% 02/15/2023	6.734%	2,453,125	2,463,870
Leisure 0.1%
Equinox Holdings, Inc.(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 7.000% 09/06/2024	8.232%	769,000	781,819
Oil Field Services 1.0%
EagleClaw Midstream Ventures(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 06/24/2024	5.507%	5,162,000	5,192,095
Retailers 0.5%
BJ’s Wholesale Club, Inc.(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 4.000% 02/03/2025	8.710%	2,692,000	2,582,866
Technology 0.1%
Hyland Software, Inc.(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 7.000% 07/07/2025	8.234%	384,615	390,865
Total Senior Loans (Cost $12,189,263)			12,189,166

6	Columbia Flexible Capital Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2017 (Unaudited)
Warrants —%
Issuer	Shares	Value ($)
Energy —%
Oil, Gas & Consumable Fuels —%
Goodrich Petroleum Corp.(a),(b),(c),(h)	11,139	0
Total Energy		0
Total Warrants (Cost $—)		0

Money Market Funds 1.2%
	Shares	Value ($)
JPMorgan US Government Money Market Fund, Agency Shares 0.828%(i)	6,427,405	6,427,405
Total Money Market Funds (Cost $6,427,405)		6,427,405
Total Investments (Cost: $490,200,302)		529,371,218
Other Assets & Liabilities, Net		4,890,697
Net Assets		534,261,915
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2017, the value of these securities amounted to $1,330,004, which represents 0.25% of net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At August 31, 2017, the value of these securities amounted to $113,852,217, which represents 21.31% of net assets.
(e)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(f)	Variable rate security.
(g)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of August 31, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(h)	Negligible market value.
(i)	The rate shown is the seven-day current annualized yield at August 31, 2017.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Columbia Flexible Capital Income Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2017 (Unaudited)
Fair value measurements  (continued)
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	9,010,545	—	—	9,010,545
Consumer Staples	16,577,345	—	—	16,577,345
Energy	11,220,301	—	4	11,220,305
Financials	38,278,875	—	—	38,278,875
Health Care	18,431,870	—	—	18,431,870
Industrials	14,765,135	—	—	14,765,135
Information Technology	39,276,425	—	—	39,276,425
Materials	9,588,125	—	—	9,588,125
Real Estate	7,970,901	—	—	7,970,901
Telecommunication Services	5,244,400	—	—	5,244,400
Utilities	13,361,318	—	—	13,361,318
Total Common Stocks	183,725,240	—	4	183,725,244
Convertible Bonds	—	104,770,852	—	104,770,852
Convertible Preferred Stocks
Consumer Staples	—	5,273,450	—	5,273,450
Energy	6,245,970	—	—	6,245,970
Financials	5,535,600	8,396,449	—	13,932,049
Health Care	13,265,288	—	—	13,265,288
Industrials	6,759,675	—	—	6,759,675
8	Columbia Flexible Capital Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Information Technology	5,265,050	3,903,600	—	9,168,650
Materials	—	2,547,930	—	2,547,930
Real Estate	5,544,125	—	—	5,544,125
Telecommunication Services	2,692,075	—	—	2,692,075
Utilities	5,363,700	—	—	5,363,700
Total Convertible Preferred Stocks	50,671,483	20,121,429	—	70,792,912
Corporate Bonds & Notes	—	129,264,714	1,330,000	130,594,714
Limited Partnerships
Energy	2,550,625	—	—	2,550,625
Industrials	2,557,500	—	—	2,557,500
Utilities	3,965,500	—	—	3,965,500
Total Limited Partnerships	9,073,625	—	—	9,073,625
Preferred Debt	9,250,600	—	—	9,250,600
Preferred Stocks
Financials	2,546,700	—	—	2,546,700
Total Preferred Stocks	2,546,700	—	—	2,546,700
Senior Loans	—	12,189,166	—	12,189,166
Warrants
Energy	—	—	—	—
Total Warrants	—	—	—	—
Money Market Funds	—	—	—	6,427,405
Total Investments	255,267,648	266,346,161	1,330,004	529,371,218
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Certain common stocks and warrants classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Columbia Flexible Capital Income Fund | Quarterly Report 2017	9

Portfolio of Investments
Multi-Manager Value Strategies Fund, August 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.2%
Issuer	Shares	Value ($)
Consumer Discretionary 14.6%
Auto Components 1.4%
Adient PLC	1,166	82,413
Autoliv, Inc.	5,569	604,905
BorgWarner, Inc.	415,407	19,279,039
Gentex Corp.	18,539	338,707
Goodyear Tire & Rubber Co. (The)	422,076	12,788,903
Lear Corp.	6,825	1,020,610
Total		34,114,577
Automobiles 1.2%
Ford Motor Co.	1,973,448	21,767,132
General Motors Co.	211,658	7,733,983
Total		29,501,115
Distributors 0.1%
Genuine Parts Co.	40,263	3,334,984
LKQ Corp.(a)	11,519	399,134
Total		3,734,118
Hotels, Restaurants & Leisure 0.9%
Carnival Corp.	54,194	3,765,399
Hyatt Hotels Corp., Class A(a)	6,821	405,918
McDonald’s Corp.	46,991	7,517,150
MGM Resorts International	113,779	3,750,156
Norwegian Cruise Line Holdings Ltd.(a)	32,441	1,928,942
Royal Caribbean Cruises Ltd.	52,525	6,537,261
Total		23,904,826
Household Durables 1.4%
D.R. Horton, Inc.	125,705	4,544,236
Garmin Ltd.	30,276	1,559,214
Lennar Corp., Class A	50,970	2,638,207
Lennar Corp., Class B	1,697	73,022
Mohawk Industries, Inc.(a)	11,867	3,003,775
Newell Brands, Inc.	20,427	986,216
PulteGroup, Inc.	106,054	2,738,314
Toll Brothers, Inc.	16,989	661,891
Whirlpool Corp.	108,832	18,677,748
Total		34,882,623
Internet & Direct Marketing Retail 0.1%
Liberty Interactive Corp., Class A(a)	116,948	2,586,890
Common Stocks (continued)
Issuer	Shares	Value ($)
Media 6.2%
21st Century Fox, Inc., Class B	291,645	7,903,580
Charter Communications, Inc., Class A(a)	71,804	28,616,766
Comcast Corp., Class A	1,549,960	62,943,876
Interpublic Group of Companies, Inc. (The)	139,384	2,807,194
Liberty Braves Group, Class A(a)	1,225	29,902
Liberty Braves Group, Class C(a)	2,489	60,906
Liberty Broadband Corp., Class A(a)	3,332	337,965
Liberty Broadband Corp., Class C(a)	16,915	1,717,380
Liberty Media Group LLC, Class C(a)	1,007	39,575
Liberty SiriusXM Group, Class A(a)	5,812	259,796
Liberty SiriusXM Group, Class C(a)	11,835	527,959
Madison Square Garden Co. (The), Class A(a)	175	37,189
News Corp., Class A	33,401	446,571
News Corp., Class B	22,496	308,195
TEGNA, Inc.	390,920	4,933,411
Time Warner, Inc.	217,987	22,038,486
Viacom, Inc., Class B	30,379	868,839
Walt Disney Co. (The)	209,388	21,190,066
Total		155,067,656
Multiline Retail 0.2%
Dollar Tree, Inc.(a)	12,480	993,907
Kohl’s Corp.	54,352	2,162,123
Macy’s, Inc.	82,725	1,718,198
Target Corp.	2,929	159,718
Total		5,033,946
Specialty Retail 2.0%
AutoNation, Inc.(a)	11,077	502,564
Bed Bath & Beyond, Inc.	11,819	326,086
Best Buy Co., Inc.	59,482	3,227,493
Home Depot, Inc. (The)	116,232	17,419,690
Staples, Inc.	75,433	770,548
TJX Companies, Inc. (The)	368,247	26,624,258
Total		48,870,639

Multi-Manager Value Strategies Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.1%
Hanesbrands, Inc.	401,145	9,731,778
PVH Corp.	22,552	2,839,071
Ralph Lauren Corp.	13,623	1,197,326
VF Corp.	211,075	13,270,285
Total		27,038,460
Total Consumer Discretionary		364,734,850
Consumer Staples 9.3%
Beverages 1.9%
Coca-Cola European Partners PLC	85,513	3,677,059
Molson Coors Brewing Co., Class B	156,139	14,013,475
PepsiCo, Inc.	261,635	30,279,019
Total		47,969,553
Food & Staples Retailing 1.6%
CVS Health Corp.	241,418	18,671,268
Safeway, Inc. Casa Ley CVR(a),(b),(c)	60,717	61,622
Safeway, Inc. PDC CVR(a),(b),(c)	60,717	18
US Foods Holding Corp.(a)	690	18,941
Walgreens Boots Alliance, Inc.	62,367	5,082,910
Wal-Mart Stores, Inc.	220,429	17,208,892
Total		41,043,651
Food Products 1.1%
Archer-Daniels-Midland Co.	61,602	2,545,395
Bunge Ltd.	42,296	3,156,550
General Mills, Inc.	109,139	5,812,743
Ingredion, Inc.	1,574	194,893
JM Smucker Co. (The)	26,823	2,809,977
Kraft Heinz Co. (The)	32,554	2,628,735
Mondelez International, Inc., Class A	116,757	4,747,340
Pinnacle Foods, Inc.	14,551	863,020
Post Holdings, Inc.(a)	15,296	1,302,148
Seaboard Corp.	3	12,887
TreeHouse Foods, Inc.(a)	3,824	256,170
Tyson Foods, Inc., Class A	33,992	2,151,694
Total		26,481,552
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 2.2%
Kimberly-Clark Corp.	191,713	23,636,295
Procter & Gamble Co. (The)	337,540	31,144,816
Total		54,781,111
Personal Products 0.3%
Coty, Inc., Class A	446,040	7,395,343
Edgewell Personal Care Co.(a)	1,774	134,718
Total		7,530,061
Tobacco 2.2%
Altria Group, Inc.	164,027	10,399,312
Philip Morris International, Inc.	383,742	44,870,952
Total		55,270,264
Total Consumer Staples		233,076,192
Energy 5.9%
Energy Equipment & Services 0.3%
Baker Hughes, Inc.	37,375	1,267,013
Helmerich & Payne, Inc.	15,632	661,859
National Oilwell Varco, Inc.	51,499	1,579,474
Schlumberger Ltd.	15,900	1,009,809
TechnipFMC PLC(a)	57,446	1,483,830
Total		6,001,985
Oil, Gas & Consumable Fuels 5.6%
Anadarko Petroleum Corp.	31,162	1,275,461
Andeavor	38,796	3,885,419
Antero Resources Corp.(a)	44,698	880,104
Chevron Corp.	207,372	22,317,375
Cimarex Energy Co.	171,529	17,099,726
Concho Resources, Inc.(a)	16,083	1,784,730
ConocoPhillips	108,181	4,723,182
Exxon Mobil Corp.	648,460	49,496,952
Hess Corp.	30,985	1,205,316
HollyFrontier Corp.	22,389	701,000
Kinder Morgan, Inc.	191,585	3,703,338
Marathon Oil Corp.	113,507	1,262,198
Marathon Petroleum Corp.	85,253	4,471,520
Murphy Oil Corp.	10,327	234,010
Noble Energy, Inc.	42,972	1,021,444
Occidental Petroleum Corp.	65,226	3,893,992

2	Multi-Manager Value Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Phillips 66	36,643	3,071,050
Suncor Energy, Inc.	158,346	4,960,980
Targa Resources Corp.	70,131	3,125,739
Valero Energy Corp.	163,874	11,159,819
Williams Companies, Inc. (The)	1,756	52,206
Total		140,325,561
Total Energy		146,327,546
Financials 23.4%
Banks 11.4%
Bank of America Corp.	949,410	22,681,405
BB&T Corp.	189,688	8,742,720
BOK Financial Corp.	3,776	303,892
CIT Group, Inc.	23,827	1,068,641
Citigroup, Inc.	825,636	56,168,017
Citizens Financial Group, Inc.	50,472	1,672,137
Fifth Third Bancorp	152,689	3,989,764
First Republic Bank	95,289	9,247,797
Huntington Bancshares, Inc.	149,825	1,886,297
JPMorgan Chase & Co.	1,005,895	91,425,797
KeyCorp	89,398	1,538,540
M&T Bank Corp.	9,759	1,442,966
PacWest Bancorp	23,876	1,078,001
People’s United Financial, Inc.	32,144	536,805
PNC Financial Services Group, Inc. (The)	287,313	36,031,923
Prosperity Bancshares, Inc.	809	48,338
Regions Financial Corp.	278,477	3,929,310
SunTrust Banks, Inc.	49,989	2,754,394
U.S. Bancorp	149,648	7,669,460
Wells Fargo & Co.	585,823	29,917,981
Zions Bancorporation	27,858	1,216,280
Total		283,350,465
Capital Markets 3.8%
Bank of New York Mellon Corp. (The)	133,547	6,981,837
BlackRock, Inc.	22,191	9,298,251
CME Group, Inc.	82,675	10,400,515
Franklin Resources, Inc.	263,207	11,378,439
Goldman Sachs Group, Inc. (The)	36,701	8,211,482
Morgan Stanley	776,094	35,312,277
Northern Trust Corp.	71,799	6,354,211
Common Stocks (continued)
Issuer	Shares	Value ($)
State Street Corp.	14,358	1,327,971
T. Rowe Price Group, Inc.	66,038	5,570,966
Total		94,835,949
Consumer Finance 1.3%
Ally Financial, Inc.	128,601	2,906,382
Capital One Financial Corp.	80,746	6,428,189
Discover Financial Services	389,345	22,951,888
Navient Corp.	70,670	932,844
Santander Consumer USA Holdings, Inc.(a)	9,753	139,273
Total		33,358,576
Diversified Financial Services 0.5%
Berkshire Hathaway, Inc., Class B(a)	66,426	12,033,734
Leucadia National Corp.	36,036	853,332
Voya Financial, Inc.	13,907	531,665
Total		13,418,731
Insurance 6.4%
Aflac, Inc.	33,923	2,800,344
Alleghany Corp.(a)	1,896	1,067,012
Allstate Corp. (The)	27,466	2,485,673
American Financial Group, Inc.	14,674	1,493,960
American International Group, Inc.	75,080	4,540,838
Assurant, Inc.	13,528	1,280,966
Assured Guaranty Ltd.	26,450	1,125,183
Axis Capital Holdings Ltd.	11,434	688,784
Brighthouse Financial, Inc.(a)	123,992	7,076,223
Chubb Ltd.	110,844	15,675,559
CNA Financial Corp.	3,492	171,318
Everest Re Group Ltd.	7,941	2,004,944
Fairfax Financial Holdings Ltd.	209	108,057
First American Financial Corp.	1,483	72,756
Hartford Financial Services Group, Inc. (The)	496,223	26,830,778
Lincoln National Corp.	30,321	2,057,583
Loews Corp.	299,866	13,967,758
Marsh & McLennan Companies, Inc.	432,339	33,757,029
MetLife, Inc.	449,359	21,043,482
Old Republic International Corp.	48,789	931,382
Principal Financial Group, Inc.	62,002	3,876,365
Prudential Financial, Inc.	35,431	3,616,796

Multi-Manager Value Strategies Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Reinsurance Group of America, Inc.	9,990	1,343,156
RenaissanceRe Holdings Ltd.	8,129	1,131,232
Travelers Companies, Inc. (The)	45,554	5,520,234
Unum Group	45,474	2,190,937
Validus Holdings Ltd.	6,795	340,769
WR Berkley Corp.	4,792	319,339
Xl Group Ltd.	35,614	1,458,749
Total		158,977,206
Thrifts & Mortgage Finance —%
New York Community Bancorp, Inc.	60,234	725,820
Total Financials		584,666,747
Health Care 12.3%
Biotechnology 0.3%
AbbVie, Inc.	111,353	8,384,881
United Therapeutics Corp.(a)	1,145	149,766
Total		8,534,647
Health Care Equipment & Supplies 3.4%
Abbott Laboratories	889,937	45,333,391
Danaher Corp.	61,913	5,164,782
Dentsply Sirona, Inc.	13,803	780,836
Medtronic PLC	407,038	32,815,404
STERIS PLC	8,304	723,777
Teleflex, Inc.	808	171,094
Zimmer Biomet Holdings, Inc.	2,912	332,754
Total		85,322,038
Health Care Providers & Services 3.1%
Aetna, Inc.	214,284	33,792,587
Anthem, Inc.	50,230	9,847,089
Centene Corp.(a)	29,535	2,624,185
CIGNA Corp.	12,750	2,321,265
DaVita, Inc.(a)	22,945	1,343,659
Envision Healthcare Corp.(a)	2,385	124,998
Express Scripts Holding Co.(a)	97,760	6,141,283
Humana, Inc.	25,341	6,528,348
Laboratory Corp. of America Holdings(a)	21,270	3,336,625
McKesson Corp.	6,400	955,584
Mednax, Inc.(a)	12,495	560,401
Quest Diagnostics, Inc.	34,049	3,689,209
Common Stocks (continued)
Issuer	Shares	Value ($)
UnitedHealth Group, Inc.	23,498	4,673,752
Universal Health Services, Inc., Class B	2,960	320,065
WellCare Health Plans, Inc.(a)	473	82,624
Total		76,341,674
Life Sciences Tools & Services 1.0%
Bio-Rad Laboratories, Inc., Class A(a)	2,896	630,807
PerkinElmer, Inc.	6,696	448,565
Quintiles IMS Holdings, Inc.(a)	9,167	880,307
Thermo Fisher Scientific, Inc.	120,372	22,526,416
Total		24,486,095
Pharmaceuticals 4.5%
Allergan PLC	17,740	4,070,975
Bristol-Myers Squibb Co.	52,901	3,199,452
Eli Lilly & Co.	40,036	3,254,526
Johnson & Johnson	186,367	24,669,400
Merck & Co., Inc.	264,422	16,885,989
Mylan NV(a)	68,207	2,147,156
Perrigo Co. PLC	2,410	190,294
Pfizer, Inc.	1,738,318	58,963,747
Total		113,381,539
Total Health Care		308,065,993
Industrials 10.5%
Aerospace & Defense 3.2%
Arconic, Inc.	96,031	2,445,910
Boeing Co. (The)	23,979	5,746,807
General Dynamics Corp.	75,785	15,259,310
L3 Technologies, Inc.	13,529	2,455,243
Lockheed Martin Corp.	50,961	15,562,980
Orbital ATK, Inc.	5,868	654,751
Rockwell Collins, Inc.	15,009	1,966,929
Textron, Inc.	83,529	4,100,439
United Technologies Corp.	270,897	32,431,789
Total		80,624,158
Air Freight & Logistics 0.2%
FedEx Corp.	14,245	3,053,843
XPO Logistics, Inc.(a)	15,211	930,913
Total		3,984,756

4	Multi-Manager Value Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 0.4%
Delta Air Lines, Inc.	105,452	4,976,280
JetBlue Airways Corp.(a)	87,816	1,739,635
Southwest Airlines Co.	33,785	1,761,550
United Continental Holdings, Inc.(a)	38,594	2,391,284
Total		10,868,749
Building Products 0.1%
Johnson Controls International PLC	7,177	284,138
Owens Corning	33,280	2,467,046
Total		2,751,184
Commercial Services & Supplies 0.5%
Republic Services, Inc.	67,208	4,384,650
Stericycle, Inc.(a)	1,347	96,836
Waste Management, Inc.	94,965	7,322,751
Total		11,804,237
Construction & Engineering 0.2%
AECOM (a)	37,913	1,270,085
Fluor Corp.	42,896	1,654,499
Jacobs Engineering Group, Inc.	14,126	769,726
Quanta Services, Inc.(a)	11,094	398,607
Total		4,092,917
Electrical Equipment 0.2%
Eaton Corp. PLC	74,534	5,348,560
Industrial Conglomerates 1.6%
3M Co.	48,727	9,955,901
Carlisle Companies, Inc.	10,314	976,633
General Electric Co.	35,157	863,104
Honeywell International, Inc.	197,208	27,267,950
Total		39,063,588
Machinery 2.5%
AGCO Corp.	17,365	1,188,634
Colfax Corp.(a)	6,983	278,482
Cummins, Inc.	39,568	6,306,348
Dover Corp.	28,849	2,448,703
Illinois Tool Works, Inc.	57,874	7,958,254
Ingersoll-Rand PLC	91,026	7,772,710
PACCAR, Inc.	10,026	665,025
Parker-Hannifin Corp.	144,291	23,214,979
Common Stocks (continued)
Issuer	Shares	Value ($)
Pentair PLC	36,296	2,252,167
Snap-On, Inc.	157	23,168
Stanley Black & Decker, Inc.	79,760	11,485,440
Total		63,593,910
Professional Services 0.5%
ManpowerGroup, Inc.	20,351	2,269,340
Verisk Analytics, Inc.(a)	133,126	10,789,862
Total		13,059,202
Road & Rail 1.1%
AMERCO	1,362	508,312
CSX Corp.	114,210	5,733,342
Genesee & Wyoming, Inc., Class A(a)	1,322	90,637
Kansas City Southern	24,414	2,525,140
Norfolk Southern Corp.	52,504	6,327,782
Union Pacific Corp.	107,811	11,352,498
Total		26,537,711
Transportation Infrastructure —%
Macquarie Infrastructure Corp.	9,161	682,311
Total Industrials		262,411,283
Information Technology 14.0%
Communications Equipment 2.5%
Arris International PLC(a)	36,640	1,020,790
Brocade Communications Systems, Inc.	62,994	779,866
Cisco Systems, Inc.	1,185,377	38,180,993
EchoStar Corp., Class A(a)	1,194	71,998
Juniper Networks, Inc.	764,428	21,197,589
Total		61,251,236
Electronic Equipment, Instruments & Components 0.4%
Arrow Electronics, Inc.(a)	25,533	2,028,086
Avnet, Inc.	16,962	654,224
Corning, Inc.	123,101	3,540,385
Dolby Laboratories, Inc., Class A	7,181	362,353
Flex Ltd.(a)	27,166	441,991
Jabil, Inc.	14,854	465,673
SYNNEX Corp.	4,109	491,478
TE Connectivity Ltd.	30,565	2,432,974
Total		10,417,164

Multi-Manager Value Strategies Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet Software & Services 1.0%
Alphabet, Inc., Class A(a)	26,385	25,204,008
CommerceHub, Inc., Class C(a)	605	12,844
Total		25,216,852
IT Services 1.3%
Amdocs Ltd.	25,961	1,682,013
Automatic Data Processing, Inc.	84,944	9,043,988
DXC Technology Co.	26,090	2,217,650
Fidelity National Information Services, Inc.	46,761	4,345,032
Leidos Holdings, Inc.	18,118	1,056,642
Vantiv, Inc., Class A(a)	205,186	14,504,598
Total		32,849,923
Semiconductors & Semiconductor Equipment 3.8%
Broadcom Ltd.	44,530	11,224,677
Intel Corp.	1,020,370	35,784,376
Lam Research Corp.	91,771	15,232,151
Marvell Technology Group Ltd.	49,025	878,038
Micron Technology, Inc.(a)	291,924	9,332,810
NVIDIA Corp.	29,778	5,045,584
ON Semiconductor Corp.(a)	19,126	326,672
Qorvo, Inc.(a)	13,652	999,599
QUALCOMM, Inc.	112,722	5,891,979
Texas Instruments, Inc.	114,255	9,462,599
Total		94,178,485
Software 2.7%
CA, Inc.	127,140	4,218,505
Dell Technologies, Inc. - VMware, Inc., Class V(a)	2,749	205,982
Microsoft Corp.	831,218	62,150,170
SS&C Technologies Holdings, Inc.	7,403	286,570
Synopsys, Inc.(a)	4,999	402,020
Total		67,263,247
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc.	271,746	44,566,344
Hewlett Packard Enterprise Co.	303,718	5,485,147
HP, Inc.	43,949	838,547
Western Digital Corp.	50,356	4,444,924
Xerox Corp.	56,287	1,816,382
Total		57,151,344
Total Information Technology		348,328,251
Materials 3.3%
Chemicals 2.3%
Albemarle Corp.	23,895	2,778,033
Ashland Global Holdings, Inc.	14,188	880,365
Axalta Coating Systems Ltd.(a)	374,885	11,066,605
CF Industries Holdings, Inc.	70,130	2,033,069
Dow Chemical Co. (The)	140,012	9,331,800
Eastman Chemical Co.	152,278	13,126,364
LyondellBasell Industries NV, Class A	33,105	2,998,982
Mosaic Co. (The)	47,535	949,749
Olin Corp.	6,155	198,376
Praxair, Inc.	94,625	12,446,972
Valvoline, Inc.	38,950	829,245
Westlake Chemical Corp.	8,702	669,271
Total		57,308,831
Construction Materials 0.1%
Martin Marietta Materials, Inc.	3,202	678,792
Vulcan Materials Co.	9,316	1,129,658
Total		1,808,450
Containers & Packaging 0.4%
International Paper Co.	32,532	1,752,499
Sonoco Products Co.	79,724	3,847,480
WestRock Co.	58,080	3,305,333
Total		8,905,312
Metals & Mining 0.5%
Alcoa Corp.	23,618	1,036,358
Freeport-McMoRan, Inc.(a)	30,172	445,942
Newmont Mining Corp.	64,803	2,484,547
Nucor Corp.	90,215	4,971,749
Reliance Steel & Aluminum Co.	17,060	1,235,485

6	Multi-Manager Value Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Royal Gold, Inc.	7,592	708,182
Steel Dynamics, Inc.	61,394	2,115,023
Total		12,997,286
Total Materials		81,019,879
Real Estate 1.1%
Equity Real Estate Investment Trusts (REITS) 1.1%
American Tower Corp.	17,393	2,575,034
AvalonBay Communities, Inc.	7,766	1,457,911
Crown Castle International Corp.	37,210	4,035,052
Digital Realty Trust, Inc.	48,135	5,696,296
Duke Realty Corp.	83,900	2,493,508
Equity LifeStyle Properties, Inc.	23,661	2,109,378
Essex Property Trust, Inc.	9,960	2,649,061
Public Storage	30,523	6,267,593
Total		27,283,833
Real Estate Management & Development —%
Jones Lang LaSalle, Inc.	1,535	187,132
Total Real Estate		27,470,965
Telecommunication Services 2.2%
Diversified Telecommunication Services 2.1%
AT&T, Inc.	1,253,998	46,974,765
CenturyLink, Inc.	153,484	3,026,705
Level 3 Communications, Inc.(a)	43,487	2,366,997
Total		52,368,467
Wireless Telecommunication Services 0.1%
Sprint Corp.(a)	125,862	1,038,361
T-Mobile USA, Inc.(a)	40,787	2,639,327
Total		3,677,688
Total Telecommunication Services		56,046,155
Utilities 1.6%
Electric Utilities 0.8%
American Electric Power Co., Inc.	91,533	6,739,575
Eversource Energy	73,087	4,604,481
NextEra Energy, Inc.	36,476	5,490,003
PG&E Corp.	59,096	4,159,176
Total		20,993,235
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.1%
Calpine Corp.(a)	66,638	979,579
NRG Energy, Inc.	53,573	1,334,503
Total		2,314,082
Multi-Utilities 0.7%
CMS Energy Corp.	111,696	5,421,724
Dominion Energy, Inc.	49,147	3,871,309
WEC Energy Group, Inc.	103,010	6,718,312
Total		16,011,345
Total Utilities		39,318,662
Total Common Stocks (Cost $2,110,451,034)		2,451,466,523

Exchange-Traded Funds 0.2%
	Shares	Value ($)
SPDR S&P 500 ETF Trust	22,348	5,530,906
Total Exchange-Traded Funds (Cost $4,788,435)		5,530,906

Money Market Funds 1.0%

Columbia Short-Term Cash Fund, 1.146%(d),(e)	23,632,700	23,632,700
Total Money Market Funds (Cost $23,632,695)		23,632,700
Total Investments (Cost: $2,138,872,164)		2,480,630,129
Other Assets & Liabilities, Net		14,872,026
Net Assets		2,495,502,155

Multi-Manager Value Strategies Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2017, the value of these securities amounted to $61,640, which represents less than 0.01% of net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at August 31, 2017.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.146%	30,393,665	65,913,455	(72,674,420)	23,632,700	103	5	71,726	23,632,700
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
8	Multi-Manager Value Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	364,734,850	—	—	—	364,734,850
Consumer Staples	233,014,552	—	61,640	—	233,076,192
Energy	146,327,546	—	—	—	146,327,546
Financials	584,666,747	—	—	—	584,666,747
Health Care	308,065,993	—	—	—	308,065,993
Industrials	262,411,283	—	—	—	262,411,283
Information Technology	348,328,251	—	—	—	348,328,251
Materials	81,019,879	—	—	—	81,019,879
Real Estate	27,470,965	—	—	—	27,470,965
Telecommunication Services	56,046,155	—	—	—	56,046,155
Utilities	39,318,662	—	—	—	39,318,662
Total Common Stocks	2,451,404,883	—	61,640	—	2,451,466,523
Exchange-Traded Funds	5,530,906	—	—	—	5,530,906
Money Market Funds	—	—	—	23,632,700	23,632,700
Total Investments	2,456,935,789	—	61,640	23,632,700	2,480,630,129
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Multi-Manager Value Strategies Fund | Quarterly Report 2017	9

Portfolio of Investments
Columbia Mortgage Opportunities Fund, August 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 26.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avery Point VII CLO Ltd.(a),(b)
3-month USD LIBOR + 6.600% 01/15/2028	7.904%	3,500,000	3,550,474
Conn Funding II LP(a)
Series 2017-A Class B
05/15/2020	5.110%	4,250,000	4,265,221
Conn’s Receivables Funding LLC(a)
Series 2016-B Class A
10/15/2018	3.730%	563,490	563,782
Series 2016-B Class B
03/15/2019	7.340%	20,000,000	20,385,828
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class ER
3-month USD LIBOR + 7.540% 10/15/2028	8.844%	2,000,000	2,045,584
Hertz Vehicle Financing II LP(a)
Subordinated, Series 2015-1A Class B
03/25/2021	3.520%	5,000,000	5,012,955
Hertz Vehicle Financing LLC(a)
Series 2016-4A Class A
07/25/2022	2.650%	5,000,000	4,919,065
Octagon Investment Partners 31 LLC(a),(b)
Series 2017-1A Class E
3-month USD LIBOR + 6.300% 07/20/2030	7.510%	3,000,000	2,977,305
Octagon Investment Partners XV Ltd.(a),(b)
Series 2013-1A Class DR
3-month USD LIBOR + 3.700% 07/19/2030	5.010%	3,000,000	2,999,877
OZLM Funding IV Ltd.(a),(b),(c),(d)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	8.563%	2,000,000	2,000,000
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR2
3-month USD LIBOR + 6.670% 07/23/2029	7.983%	4,000,000	3,915,724
OZLM XVII Ltd.(a),(b)
Series 2017-17A Class D
3-month USD LIBOR + 5.990% 07/20/2030	7.276%	3,750,000	3,555,563
Prosper Marketplace Issuance Trust(a)
Subordinated Series 2017-1A Class C
06/15/2023	5.800%	3,500,000	3,564,139
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	5,000,000	5,013,552
SoFi Professional Loan Program(a),(c),(e),(f),(g)
Series 2017-A Class R
03/26/2040	0.000%	25,000	1,472,500
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SoFi Professional Loan Program LLC(a),(c),(e),(f),(g)
Series 2015-D Class RC
10/26/2037	0.000%	7	4,480,000
Series 2016-A Class RIO
01/25/2038	0.000%	6	2,040,000
Series 2016-A Class RPO
01/25/2038	0.000%	6	3,960,000
Series 2016-B Class RC
04/25/2037	0.000%	3	1,590,000
Total Asset-Backed Securities — Non-Agency (Cost $77,860,816)			78,311,569

Commercial Mortgage-Backed Securities - Non-Agency 14.7%

American Homes 4 Rent(a)
Series 2015-SFR1 Class F
04/17/2052	5.885%	2,000,000	2,110,555
B2R Mortgage Trust(a),(b),(h)
Series 2015-2 Class E
11/15/2048	5.648%	1,500,000	1,393,618
BHMS Mortgage Trust(a),(b),(h)
Series 2014-ATLS Class DFX
07/05/2033	4.847%	7,000,000	7,164,173
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,500,000	4,047,516
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	1,000,000	856,671
Subordinated, Series 2014-USA Class D
09/15/2037	4.373%	6,250,000	5,995,365
Hilton USA Trust(a),(b),(h)
Series 2016-HHV Class F
11/05/2038	4.333%	12,000,000	9,682,913
Hilton USA Trust(a)
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	4,000,000	4,140,608
Invitation Homes Trust(a),(b)
Series 2015-SFR3 Class E
1-month USD LIBOR + 3.750% 08/17/2032	4.977%	1,000,000	1,013,922
Series 2015-SFR3 Class F
1-month USD LIBOR + 4.750% 08/17/2032	5.977%	1,000,000	1,016,483
Subordinated, Series 2014-SFR3 Class F
1-month USD LIBOR + 5.000% 12/17/2031	6.227%	490,734	490,731
Subordinated, Series 2015-SFR1 Class E
1-month USD LIBOR + 4.200% 03/17/2032	5.427%	3,000,000	3,068,893

Columbia Mortgage Opportunities Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rialto Capital Management LLC(a)
Series 2014-LT5 Class B
05/15/2024	5.000%	852,361	851,576
Rialto Real Estate Fund LLC(a)
Subordinated, Series 2015-LT7 Class B
12/25/2032	5.071%	949,719	949,719
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $41,478,533)			42,782,743

Residential Mortgage-Backed Securities - Agency 73.6%

Federal Home Loan Mortgage Corp.(b),(i)
CMO Series 326 Class S2
1-month USD LIBOR + 5.950% 03/15/2044	4.723%	8,378,324	1,610,403
CMO Series 3922 Class SH
1-month USD LIBOR + 5.900% 09/15/2041	4.673%	12,388,278	1,796,326
CMO Series 3957 Class WS
1-month USD LIBOR + 6.550% 11/15/2041	5.323%	6,065,601	879,505
CMO Series 4097 Class ST
1-month USD LIBOR + 6.050% 08/15/2042	4.823%	3,605,590	680,355
CMO Series 4223 Class DS
1-month USD LIBOR + 6.100% 12/15/2038	4.873%	2,386,411	280,013
CMO Series 4286 Class NS
1-month USD LIBOR + 5.900% 12/15/2043	4.673%	2,962,484	665,785
CMO STRIPS Series 309 Class S4
1-month USD LIBOR + 5.970% 08/15/2043	4.743%	7,175,475	1,540,813
CMO STRIPS Series 312 Class S1
1-month USD LIBOR + 5.950% 09/15/2043	4.723%	6,447,110	1,404,223
Federal Home Loan Mortgage Corp.(i)
CMO Series 4098 Class AI
05/15/2039	3.500%	11,985,429	1,192,861
CMO Series 4120 Class IA
10/15/2042	3.500%	1,776,386	349,822
CMO Series 4121 Class IA
01/15/2041	3.500%	1,791,031	225,729
CMO Series 4213 Class DI
06/15/2038	3.500%	8,880,444	837,735
CMO Series 4215 Class IL
07/15/2041	3.500%	9,383,249	1,014,907
CMO STRIPS Series 304 Class C67
12/15/2042	4.500%	9,227,196	2,559,203
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b),(h),(i)
CMO Series 4559 Class AS
03/15/2042	1.532%	71,782,365	3,941,921
CMO Series 4620 Class AS
11/15/2042	1.565%	7,058,386	328,878
Federal National Mortgage Association(d)
09/13/2047	4.000%	90,000,000	95,097,654
Federal National Mortgage Association(i)
CMO Series 2012-121 Class GI
08/25/2039	3.500%	5,238,995	609,530
CMO Series 2012-152 Class EI
07/25/2031	3.000%	12,318,190	1,216,498
CMO Series 2012-96 Class CI
04/25/2039	3.500%	5,107,202	438,918
CMO Series 2013-117 Class AI
04/25/2036	3.500%	4,114,608	244,948
CMO Series 2013-118 Class AI
09/25/2038	4.000%	4,479,715	347,901
CMO Series 2013-31 Class IH
02/25/2043	3.500%	9,444,575	1,172,061
Federal National Mortgage Association(b),(i)
CMO Series 2013-101 Class CS
1-month USD LIBOR + 5.900% 10/25/2043	4.876%	5,193,860	1,185,054
CMO Series 2013-107 Class SB
1-month USD LIBOR + 5.950% 02/25/2043	4.716%	6,134,442	1,354,265
CMO Series 2013-97 Class SB
1-month USD LIBOR + 6.100% 06/25/2032	4.866%	2,630,727	285,613
CMO Series 2014-93 Class ES
1-month USD LIBOR + 6.150% 01/25/2045	4.916%	3,434,403	656,536
CMO Series 2016-31 Class VS
1-month USD LIBOR + 6.000% 06/25/2046	4.766%	5,185,367	1,024,164
CMO Series 2016-37 Class SA
1-month USD LIBOR + 5.850% 06/25/2046	4.616%	16,765,548	3,678,277
CMO Series 2016-45 Class AS
1-month USD LIBOR + 6.000% 07/25/2046	4.766%	4,532,240	1,105,916
CMO Series 2016-49 Class LS
1-month USD LIBOR + 5.950% 08/25/2046	4.716%	8,941,343	1,900,310
CMO Series 2016-54 Class SD
1-month USD LIBOR + 6.000% 08/25/2046	4.766%	9,033,427	1,996,645

2	Columbia Mortgage Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-8 Class SB
1-month USD LIBOR + 6.100% 02/25/2047	4.866%	10,782,696	1,930,163
CMO Series 416 Class S1
1-month USD LIBOR + 6.100% 11/25/2042	4.866%	2,984,228	588,635
Federal National Mortgage Association(b),(h),(i)
CMO Series 2016-62 Class AS
09/25/2046	1.901%	28,472,661	1,415,023
Government National Mortgage Association(d)
09/21/2047	4.000%	70,000,000	73,770,704
Government National Mortgage Association(i)
CMO Series 2012-38 Class MI
03/20/2042	4.000%	16,682,559	2,989,773
CMO Series 2014-184 Class CI
11/16/2041	3.500%	11,493,132	1,730,722
Government National Mortgage Association(b),(i)
CMO Series 2015-144 Class SA
1-month USD LIBOR + 6.200% 10/20/2045	4.969%	2,572,019	620,706
Total Residential Mortgage-Backed Securities - Agency (Cost $220,906,210)			214,668,495

Residential Mortgage-Backed Securities - Non-Agency 37.8%

Ajax Mortgage Loan Trust(a)
CMO Series 2016-C Class A
10/25/2057	4.000%	2,862,148	2,862,839
Angel Oak Mortgage Trust I LLC(a),(b),(h)
CMO Series 2017-2 Class B1
07/25/2047	4.646%	5,000,000	5,001,866
Angel Oak Mortgage Trust I LLC(a)
Series 2016-1 Class A2
07/25/2046	5.000%	1,828,048	1,818,157
Angel Oak Mortgage Trust LLC(a)
Series 2015-1
11/25/2045	4.500%	373,598	373,281
11/25/2045	5.500%	3,500,000	3,496,091
Bayview Opportunity Master Fund IVA Trust(a)
Subordinated, CMO Series 2016-SPL1 Class B3
04/28/2055	5.500%	2,500,000	2,543,638
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-NPL1 Class A1
01/28/2032	3.598%	1,262,371	1,260,154
BCAP LLC Trust(a),(b),(h)
CMO Series 2010-RR11 Class 8A1
05/27/2037	3.521%	1,670,050	1,669,883
CMO Series 2014-RR3 Class 3A1
07/26/2036	1.366%	194,448	192,057
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BCAP LLC Trust(a),(b)
Series 2011-RR5 Class 11A4
1-month USD LIBOR + 0.150% 05/28/2036	1.382%	2,786,355	2,689,712
Bellemeade Re II Ltd.(a),(b)
CMO Series 2016-1A Class M2A
1-month USD LIBOR + 4.500% 04/25/2026	5.734%	451,507	452,321
Series 2016-1A Class M2B
1-month USD LIBOR + 6.500% 04/25/2026	7.734%	5,761,000	5,942,676
CAM Mortgage Trust(a)
CMO Series 2016-1 Class A
01/15/2056	4.000%	364,177	364,497
CMO Series 2016-2 Class A2
06/15/2057	5.000%	5,000,000	4,982,482
Citigroup Mortgage Loan Trust, Inc.(a),(b),(h)
CMO Series 2013-11 Class 3A3
09/25/2034	3.497%	767,449	752,714
CMO Series 2014-11 Class 5A2
11/25/2036	11.899%	1,589,159	1,639,853
CMO Series 2014-C Class A
02/25/2054	3.250%	3,534,240	3,542,775
CMO Series 2015-A Class B3
06/25/2058	4.500%	4,075,101	3,898,572
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2014-2 Class 3A3
1-month USD LIBOR + 0.140% 08/25/2037	1.372%	883,238	878,380
Citigroup Mortgage Loan Trust, Inc.(a),(i)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	72,166,829	1,768,679
CMO Series 2015-A Class A4IO
06/25/2058	0.250%	11,157,605	68,363
COLT LLC(a),(b),(c)
CMO Series 15-1 Class A2
1-month USD LIBOR + 3.750% 12/26/2045	4.984%	629,553	645,667
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 10A5
04/27/2037	4.000%	357,667	356,775
CMO Series 2010-9R Class 1A5
08/27/2037	4.000%	4,000,000	3,966,326
CMO Series 2010-9R Class 7A5
05/27/2037	4.000%	118,354	118,108
Credit Suisse Mortgage Capital Certificates(a),(b),(h)
CMO Series 2014-RPL4 Class A1
08/25/2062	3.625%	2,211,331	2,279,534

Columbia Mortgage Opportunities Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-RPL4 Class A2
08/25/2062	4.785%	4,500,000	4,601,483
Credit Suisse Securities (USA) LLC(a)
CMO Series 2014-5R Class 5A2
07/27/2037	3.250%	2,173,446	2,118,023
CSMC Trust(a),(b),(h)
CMO Series 2015-RPL1 Class A2
02/25/2057	4.679%	1,845,000	1,854,168
Deephaven Residential Mortgage Trust(a),(c)
Series 2016-1A Class A2
07/25/2046	5.500%	2,078,186	2,069,293
GCAT (a)
Series 2017-1 Class A2
03/25/2047	3.375%	2,758,209	2,755,258
GCAT LLC(a)
CMO Series 2017-3 Class A1
04/25/2047	3.352%	2,573,052	2,577,967
Jefferies Resecuritization Trust(a)
CMO Series 2014-R1 Class 1A1
12/27/2037	4.000%	513,394	512,654
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A2
01/25/2057	3.500%	11,000,000	10,752,936
New Residential Mortgage Loan Trust(a),(b),(h),(i)
CMO Series 2014-1A Class AIO
01/25/2054	2.291%	16,563,246	830,438
NRZ Excess Spread-Collateralized Notes(a),(c)
CMO Series 2016-PLS2 Class A
07/25/2021	5.683%	3,160,824	3,164,775
Oaktown Re Ltd.(a),(b),(c)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	3.484%	4,094,794	4,094,794
PennyMac Mortgage Investment Trust(a),(b),(c)
Series 2017-GT1 Class A
1-month USD LIBOR + 4.750% 02/25/2050	5.984%	8,000,000	8,042,880
PNMAC GMSR Issuer Trust(a),(b),(c)
Series 2017-GT2 Class A
1-month USD LIBOR + 4.000% 08/25/2023	5.231%	3,700,000	3,700,000
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SGR Residential Mortgage Trust(a)
CMO Series 2016-1 Class A1
11/25/2046	3.750%	1,588,386	1,577,690
Sunset Mortgage Loan Co., LLC(a)
CMO Series 2017-NPL1 Class A
06/16/2047	3.500%	2,707,358	2,715,531
Verus Securitization Trust(a),(b),(h)
CMO Series 2017-2A Class B1
07/25/2047	3.700%	5,000,000	4,999,073
VML LLC(a)
CMO Series 2014-NPL1 Class A1
04/27/2054	3.875%	174,823	174,903
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $108,935,648)			110,107,266

Options Purchased Calls 0.7%
Value ($)
(Cost $1,586,700)	1,979,845

Options Purchased Puts 0.1%

(Cost $1,587,650)	430,886

Money Market Funds 3.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.146%(j),(k)	11,141,238	11,141,238
Total Money Market Funds (Cost $11,141,227)		11,141,238
Total Investments (Cost: $463,496,784)		459,422,042
Other Assets & Liabilities, Net		(167,942,941)
Net Assets		291,479,101

At August 31, 2017, securities and/or cash totaling $7,898,000 were pledged as collateral.
4	Columbia Mortgage Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2017 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	26	12/2017	USD	4,100,538	20,655	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(1,721)	12/2017	USD	(219,536,422)	—	(276,476)
U.S. Treasury 5-Year Note	(289)	12/2017	USD	(34,324,550)	—	(59,355)
Total					—	(335,831)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	61,500,000	61,500,000	2.40	05/2018	1,586,700	1,979,845

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	140,500,000	140,500,000	2.30	05/2018	1,587,650	430,886

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(100,000,000)	(100,000,000)	2.10	02/2018	(920,000)	(1,445,130)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	4.518	USD	3,000,000	(317,212)	1,750	—	(354,669)	39,207	—
Markit CMBX North America Index, Series 6 BBB-	Credit Suisse	05/11/2063	3.000	Monthly	6.418	USD	2,250,000	(316,795)	1,312	—	(242,811)	—	(72,672)
Markit CMBX North America Index, Series 10 BBB-	Goldman Sachs International	11/17/2059	3.000	Monthly	4.518	USD	3,000,000	(317,212)	1,750	—	(341,407)	25,945	—
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	6.418	USD	2,300,000	(323,835)	1,342	—	(164,439)	—	(158,054)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	6.418	USD	4,750,000	(668,790)	2,770	—	(494,148)	—	(171,872)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	6.418	USD	2,700,000	(380,155)	1,575	—	(192,820)	—	(185,760)
Columbia Mortgage Opportunities Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2017 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	6.418	USD	4,750,000	(668,790)	2,771	—	(421,366)	—	(244,653)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	4.518	USD	6,500,000	(687,292)	3,791	—	(746,633)	63,132	—
Markit CMBX North America Index, Series 6 BBB-	JPMorgan	05/11/2063	3.000	Monthly	6.418	USD	3,000,000	(422,394)	1,750	—	(429,180)	8,536	—
Markit CMBX North America Index, Series 7 BBB-	JPMorgan	01/17/2047	3.000	Monthly	5.171	USD	2,000,000	(218,141)	1,167	—	(173,152)	—	(43,822)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	4.518	USD	3,000,000	(317,212)	1,751	—	(353,212)	37,751	—
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	6.418	USD	2,400,000	(337,915)	1,400	—	(232,383)	—	(104,132)
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	6.418	USD	5,000,000	(703,990)	2,917	—	(394,932)	—	(306,141)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	5.171	USD	2,550,000	(278,130)	1,488	—	(253,662)	—	(22,980)
Total									27,534	—	(4,794,814)	174,571	(1,310,086)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At August 31, 2017, the value of these securities amounted to $231,201,578, which represents 79.32% of net assets.
(b)	Variable rate security.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents shares owned in the residual interest of an asset-backed securitization.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2017, the value of these securities amounted to $13,542,500, which represents 4.65% of net assets.
(g)	Zero coupon bond.
(h)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(i)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(j)	The rate shown is the seven-day current annualized yield at August 31, 2017.
6	Columbia Mortgage Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.146%	10,855,633	80,989,112	(80,703,507)	11,141,238	(173)	(31)	24,581	11,141,238
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
Columbia Mortgage Opportunities Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	62,769,069	15,542,500	—	78,311,569
Commercial Mortgage-Backed Securities - Non-Agency	—	42,782,743	—	—	42,782,743
Residential Mortgage-Backed Securities - Agency	—	214,668,495	—	—	214,668,495
Residential Mortgage-Backed Securities - Non-Agency	—	88,389,857	21,717,409	—	110,107,266
Options Purchased Calls	—	1,979,845	—	—	1,979,845
Options Purchased Puts	—	430,886	—	—	430,886
Money Market Funds	—	—	—	11,141,238	11,141,238
Total Investments	—	411,020,895	37,259,909	11,141,238	459,422,042
Derivatives
Asset
Futures Contracts	20,655	—	—	—	20,655
Swap Contracts	—	174,571	—	—	174,571
Liability
Futures Contracts	(335,831)	—	—	—	(335,831)
Options Contracts Written	—	(1,445,130)	—	—	(1,445,130)
Swap Contracts	—	(1,310,086)	—	—	(1,310,086)
Total	(315,176)	408,440,250	37,259,909	11,141,238	456,526,221
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 05/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 08/31/2017 ($)
Asset-Backed Securities — Non-Agency	14,883,000	–	–	(1,340,500)	2,000,000	–	–	–	15,542,500
Residential Mortgage-Backed Securities — Non-Agency	29,906,409	–	4,160	5,794	3,700,000	(1,697,554)	–	(10,201,400)	21,717,409
Total	44,789,409	–	4,160	(1,334,706)	5,700,000	(1,697,554)	–	(10,201,400)	37,259,909
(a) Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2017 was $(1,334,706), which is comprised of Asset-Backed Securities — Non-Agency of $(1,340,500) and Residential Mortgage-Backed Securities — Non-Agency of $5,794.
8	Columbia Mortgage Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2017 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.
Columbia Mortgage Opportunities Fund | Quarterly Report 2017	9

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen

Christopher O. Petersen, President and Principal Executive Officer

Date	October 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen

Christopher O. Petersen, President and Principal Executive Officer

Date	October 20, 2017

By (Signature and Title)	/s/ Michael G. Clarke

Michael G. Clarke, Treasurer and Chief Financial Officer

Date	October 20, 2017